[Front cover]

[State Street Research logo]

State Street Research
High Income Fund
Semiannual Report

[graphic of fisherman by stream]

September 30, 1995

What's Inside
Investment Update:
About the Fund, economy and markets

Fund Information:
Facts and figures

Plus, Complete Portfolio Holdings and Financial Statements

STATE STREET RESEARCH HIGH INCOME FUND

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INVESTMENT UPDATE
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INVESTMENT ENVIRONMENT

The Economy

(bullet) Economic growth has been moderate, and inflation remains low.

(bullet) Strong consumer confidence helped boost spending, resulting in higher consumer debt levels. Job growth continues to fluctuate, and unemployment has stayed relatively low.

(bullet) The Federal Reserve cut interest rates by one-quarter point on July
         6, 1995. As of September 30, 1995, there had been no further action taken by the Fed.

The Markets

(bullet) Stock and bond markets showed strong performance, albeit with occasional declines, from April 1 to September 30, 1995.

(bullet) 1995 continues to be the best year for stocks since 1991. The S&P 500 was up +18.23% for the six-month period ended September 30, 1995.(1)

(bullet) Bonds also performed well. The Lehman Brothers Aggregate Bond Index gained +8.18% from April 1 to September 30, 1995.(1)

THE FUND

Over the past six months

(bullet) Class A shares of the Fund provided a total return of +6.46% (not including sales charge) for the six months ended September 30, 1995.(2) The average total return for 128 funds in Lipper Analytical Services' High Current Yield category was +8.62% for the same time period (does not reflect sales charge).

(bullet) Over the past six months, the Fund's current yield was in the top 10% of its Lipper category.

(bullet) The lower-grade bonds that the Fund invests in have not performed quite as well as higher-grade bonds. This hindered the Fund's performance somewhat over the past six months.

Current strategy

(bullet) We continue to manage the Fund for high current yield as well as total return.

(bullet) We use a "bottom-up" approach in selecting securities for the Fund's portfolio, choosing companies on an individual basis, not by sector.

(bullet) We continue to be sensitive to the potential weakness of the economy, so we look for securities that may be more resistant to recession.

(1) The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2) +5.90% for Class B shares; +6.62% for Class C shares; +6.08% for Class D shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. In January 1994, the Fund changed its investment objective to include capital appreciation as a secondary consideration in selecting portfolio securities, to eliminate requirements that a percentage of the Fund be invested in certain rating categories, and to allow greater use of convertible and preferred securities. Previously, the Fund was required to invest at least 65% in securities rated BBB, BB, or B.

(4) Performance for a class includes periods prior to the adoption of class designations in 1993. Performance reflects up to a maximum 4.5% front-end or 5% contingent deferred sales charge. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and institutions. Performance for "B" and "D" shares prior to class designations in 1993 reflects annual 12b-1 fees of .25% and thereafter reflects annual 12b-1 fees of 1%, which will reduce subsequent performance.

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FUND INFORMATION (all data are for periods ended September 30, 1995)
------------------------------------------------------------------------------

SEC Average Annual Compound Rates
of Return
(at maximum applicable sales charge)3,4

============================================
           Life of Fund
              (since         5
             8/25/86)       years    1 year
--------------------------------------------
Class A        +9.40%      +14.77%   +4.05%
--------------------------------------------
Class B        +9.69%      +15.11%   +3.14%
--------------------------------------------
Class C        +9.97%      +15.87%   +9.08%
--------------------------------------------
Class D        +9.71%      +15.37%   +7.01%
============================================

Cumulative Total Returns
(do not reflect sales charge)3

============================================
           Life of Fund
              (since         5
             8/25/86)       years    1 year
--------------------------------------------
Class A       +137.48%    +108.69%   +8.95%
--------------------------------------------
Class B       +132.40%    +104.23%   +8.00%
--------------------------------------------
Class C       +137.84%    +109.01%   +9.08%
--------------------------------------------
Class D       +132.70%    +104.50%   +7.99%
============================================

SEC Yield

============================================
Class A                               9.61%
--------------------------------------------
Class B                               9.36%
--------------------------------------------
Class C                              10.39%
--------------------------------------------
Class D                               9.33%
============================================

SEC yield is calculated according to Securities and Exchange Commission requirements and is based on the net investment income produced for the 30 days ended September 30, 1995. Yield does not necessarily reflect the income stream an investor can expect. A high yield is in part indicative of the lower prices of the high-risk bonds in the Fund's portfolio. Such lower prices reflect the increased risk of the financial restructuring or default of the issuers of such bonds.

(Pie chart)
Asset Allocation
(by percentage of net assets)

Bonds*
CCC and Below            14%
Preferred Stocks         11%
Common Stocks             5%
Cash                      5%
BB                        4%
B                        61%

Quality ratings based on those provided by Standard & Poor's Corp. and/or equivalent ratings by Moody's Investors Service, Inc.

*21% of the above bonds were unrated and included among relevant rating categories as determined by the Fund's manager.

STATE STREET RESEARCH HIGH INCOME FUND

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INVESTMENT PORTFOLIO
--------------------------------------------------------------------------
September 30, 1995 (Unaudited)

--------------------------------------------------------------------------
                                     Principal     Maturity       Value
                                       Amount        Date       (Note 1)
--------------------------------------------------------------------------
BONDS 79.2%

Aerospace 4.2%
Alliant TechSystems, Inc. Sr.
  Sub. Notes, 11.75%+              $ 6,250,000    3/01/2003   $  6,781,250
K&F Industries, Inc. Sr. Sub.
  Deb., 13.75%                       6,700,000    8/01/2001      6,951,250
K&F Industries, Inc. Sr. Sec.
  Notes, 11.875%                     7,354,000   12/01/2003      7,666,545
Talley Manufacturing and
  Technology, Inc. Sr. Notes,
  10.75%                             5,250,000   10/15/2003      5,302,500
Talley Industries, Inc. Disc.
  Deb., 0.00% to 10/14/98, 12.25%
  from 10/15/98 to maturity          5,390,000   10/15/2005      3,880,800
Wyman-Gordon Co. Sr. Notes,
  10.75%                             3,325,000    3/15/2003      3,391,500
                                                               -----------
                                                                33,973,845
                                                               -----------
Airlines 1.7%
CHC Helicopter Corp. Sr. Sub.
  Note, 11.50%                       8,850,000    7/15/2002      7,743,750
GPA Delaware, Inc. Deb., 8.75%       7,000,000   12/15/1998      6,230,000
                                                               -----------
                                                                13,973,750
                                                               -----------
Automotive 0.6%
Harvard Industries, Inc. Sr.
  Notes, 12.00%                      2,250,000    7/15/2004      2,345,625
Harvard Industries, Inc. Sr.
  Notes, 11.125%+                      750,000    8/01/2005        757,500
Penda Industries, Inc. Sr. Notes,
  10.75%                             1,750,000    3/01/2004      1,487,500
Venture Holdings Trust Sr. Sub.
  Notes, 9.75%                         250,000    4/01/2004        213,750
                                                               -----------
                                                                 4,804,375
                                                               -----------
Business Service 0.2%
La Petite Holdings Sr. Sec.
  Notes, 9.625%                      1,500,000    8/01/2001      1,383,750
                                                               -----------
Cable 3.4%
American Telecasting, Inc. Sr.
  Sub. Units, 0.00% to 6/14/99,
  12.50% from 6/15/99 to maturity    6,885,056    6/15/2004      4,062,182
CAI Wireless Systems, Inc. Sr.
  Disc. Note, 12.25%                   250,000    9/15/2002        259,375
Heartland Wireless
  Communications, Inc. Units,
  13.00%+                            6,250,000    4/15/2003      6,687,500
Insight Communications Co.,
  L.P. Sr. Sub. Disc. Note, 8.25%
  to 2/29/96, 11.25% from 3/1/96
  to maturity                        1,525,000    3/01/2000      1,540,250
Marcus Cable Operating Co. L.P.
  Sr. Deb., 11.875%                  3,500,000   10/01/2005      3,535,000
Marcus Cable Operating Co. L.P.
  Sr. Disc. Note, 0.00% to
  7/31/99, 13.50% from 8/1/99 to
  maturity                           9,000,000    8/01/2004      6,120,000
People's Choice TV Corp.
  Sr. Disc. Unit, 0.00% to
  5/31/2000, 13.125% from
  6/1/2000 to maturity               1,000,000    6/01/2004        522,500
Scott Cable Communications, Inc.
  Sub. Deb., 12.25%                  2,275,000    4/15/2001      1,501,500
Telewest Communications PLC Sr.
  Deb., 9.625%                       3,000,000   10/01/2006      3,007,500
                                                               -----------
                                                                27,235,807
                                                               -----------
Capital Goods/Equipment 2.9%
Axia Holdings Corp. Sr. Sub.
  Notes, 11.00%                        750,000    3/15/2001        705,000
Chatwins Group, Inc. Sr. Exch.
  Note, 13.00%                       7,000,000    5/01/2003      5,915,000
Consolidated Hydro Inc. Sr. Disc.
  Note, 0.00% to 1/14/99, 12.00%
  from 1/15/99 to maturity           2,525,000    7/15/2003      1,455,562
Day International Group, Inc. Sr.
  Sub. Notes, 11.125%+               1,250,000    6/01/2005      1,268,750
Genmar Holdings, Inc. Sr. Sub.
  Notes, 13.50%                      1,500,000    7/15/2001      1,462,500
ICF Kaiser International, Inc.
  Sr. Sub. Notes, 12.00%             4,750,000   12/31/2003      4,405,625
ICF Kaiser International, Inc.
  Units, 12.00%                      1,000,000   12/31/2003        947,500
Interlake Corp. Sr. Sub. Deb.,
  12.125%                            1,000,000    3/01/2002        980,000
Kenetech Corp. Sr. Sec. Notes,
  12.75%                             1,858,000   12/15/2002      1,644,330
Specialty Equipment Companies,
  Inc. Sr. Sub. Note, 11.375%        1,250,000   12/01/2003      1,303,125
Terex Corp. Sr. Sec. Note,
  13.75%+                            2,000,000    5/15/2002      1,630,000
Waters Corp. Sr. Sub. Note,
  12.75%                             1,500,000    9/30/2004      1,620,000
                                                               -----------
                                                                23,337,392
                                                               -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

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INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                     Principal     Maturity       Value
                                       Amount        Date       (Note 1)
--------------------------------------------------------------------------
Chemical 1.6%
Acetex Corp. Sr. Sec. Note, 9.75%  $ 2,250,000   10/01/2003   $  2,278,125
Pioneer Americas Acquisition
  Corp. Sr. Note, 13.375%+           8,250,000    4/01/2005      8,373,750
UCC Investors Inc. Sub. Disc.
  Notes, 0.00% to 4/30/98, 12.00%
  from 5/1/98 to maturity            2,500,000    5/01/2005      1,862,500
                                                               -----------
                                                                12,514,375
                                                               -----------
Conglomerate 0.1%
Dyncorp, Inc. Jr. Sub. Deb.,
  16.00%(diamond)                      319,953    6/30/2003        315,154
IMO Industries, Inc. Sr. Sub.
  Deb., 12.00%                         500,000   11/01/2001        515,000
                                                               -----------
                                                                   830,154
                                                               -----------
Consumer Goods 2.9%
Allied Waste Industries, Inc. Sr.
  Sub. Notes, 12.00%                 1,250,000    2/01/2004      1,318,750
Carrols Corp. Sr. Notes, 11.50%      5,700,000    8/15/2003      5,643,000
Central Rents, Inc. Sr. Notes,
  12.875%                            5,250,000   12/15/2003      5,250,000
Crain Industries, Inc. Sr. Sub.
  Notes, 13.50%+                     1,000,000    8/15/2005      1,035,000
Roadmaster Industries Inc. Sr.
  Sub. Notes, 11.75%                 2,750,000    7/15/2002      1,787,500
Thermoscan, Inc. Sr. Sub. Notes,
  11.50%                             5,750,000    8/15/2001      5,922,500
Town & Country Corp. Sr. Sub.
  Notes, 13.00%(diamond)             2,560,999    5/31/1998      1,203,670
U.S. Leather, Inc. Sr. Notes,
  10.25%                             1,000,000    7/31/2003        840,000
                                                               -----------
                                                                23,000,420
                                                               -----------
Cosmetics 0.3%
Chattem, Inc. Sr. Sub. Note,
  12.75%                             1,747,000    6/15/2004      1,694,590
Renaissance Cosmetics, Inc. Sr.
  Notes, 13.75%                      1,000,000    8/15/2001        995,000
                                                               -----------
                                                                 2,689,590
                                                               -----------
Drug 0.8%
General Medical Corp. Sub. Deb.,
  12.125%(diamond)                   6,578,748    8/15/2005      6,841,898
                                                               -----------
Entertainment 1.1%
Live Entertainment Inc. Sr. Sub.
  Notes, 10.00% to 3/22/96,
  12.00% from 3/23/96 to maturity    7,936,100    3/23/1999      6,269,519
Plitt Theatres, Inc. Sr. Sub.
  Note, 10.875%                        500,000    6/15/2004        482,500
Premier Parks, Inc. Sr. Note,
  12.00%+                            1,750,000    8/15/2003      1,793,750
                                                               -----------
                                                                 8,545,769
                                                               -----------
Financial Service 1.2%
Firstcity Financial Corp. Sr.
  Sec. Note, 9.00%                  10,000,052    9/30/1997      9,875,051
                                                               -----------
Food & Beverage 3.9%
Beatrice Foods, Inc. Sr. Sub.
  Note, 12.00%                       3,800,000   12/01/2001      2,660,000
Doskocil Companies, Inc. Sr. Sub.
  Red. Notes, 9.75%                  9,405,000    7/15/2000      9,240,413
Flagstar Corp. Sr. Sub. Notes,
  11.25%                             1,750,000   11/01/2004      1,351,875
MAFCO Inc. Sr. Sub. Notes,
  11.875%                            2,500,000   11/15/2002      2,575,000
Seven-Up/RC Bottling Co. of
  Southern California, Inc.
  Notes, 11.50%(box)                13,500,000    8/01/1999      5,805,000
Smittys Super Value Inc. Sr. Sub.
  Notes, 12.75%                      3,250,000    6/15/2004      3,152,500
Specialty Foods Corp. Sr. Sec.
  Deb., 13.00%                       1,750,000    8/15/2005        910,000
Specialty Foods Corp. Sr. Note,
  11.125%+                           1,500,000   10/01/2002      1,470,000
Specialty Foods Corp. Sr. Sub.
  Notes, 11.25%                      4,500,000    8/15/2003      4,173,750
                                                               -----------
                                                                31,338,538
                                                               -----------
Gaming & Lodging 7.0%
AZTAR Corp. Sr. Sub. Notes,
  11.00%                             3,000,000   10/01/2002      2,865,000
Belle Casinos, Inc. First
  Mortgage Notes, 12.00%+(box)         700,000   10/15/2000        280,000
Boomtown Inc. First Mortgage
  Notes, 11.50%                      8,750,000   11/01/2003      8,006,250

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------
                                     Principal     Maturity       Value
                                       Amount        Date       (Note 1)
--------------------------------------------------------------------------
Gaming & Lodging (cont'd)
Fitzgeralds Gaming Corp. Sr. Sec.
  Units, 13.75% to 6/14/95,
  14.00% from 6/15/95 to 9/14/95,
  14.25% from 9/15/95 to
  12/14/95, 14.50% to maturity+    $   750,000    3/15/1996    $   562,500
Goldriver Hotel & Casino Corp.
  Mortgage Notes, 13.375%(box)       8,924,000    8/31/1999      4,908,200
Great Bay Property Funding Corp.
  First Mortgage Note, 10.875%       7,000,000    1/15/2004      5,897,500
Griffin Gaming & Entertainment,
  Inc. Sec. Note, 0.00%              1,950,000    6/30/2000      1,609,920
HWCC-Tunica, Inc. First Mortgage
  Note, 13.50%+                      2,000,000    9/30/1998      2,420,000
Harrah's Jazz First Mortgage
  Note, 14.25%                       7,000,000   11/15/2001      6,545,000
Mohegan Tribal Gaming Authority
  Sr. Sec. Notes, 13.50%+            3,000,000   11/15/2002      3,112,500
Motels of America, Inc. Sr. Sub.
  Notes, 12.00%                      5,500,000    4/15/2004      5,555,000
President Riverboat Casinos,
  Inc., Sr. Sub. Notes, 13.00%       2,000,000    9/15/2001      1,780,000
Resorts International, Inc.
  Notes, 11.00%                      3,000,000    9/15/2003      2,730,000
Sahara Finance Corp. Notes,
  12.125%                            4,456,634    8/31/1996      4,657,182
Treasure Bay Gaming and Resorts
  Inc. First Mortgage Units,
  12.25%+(box)                       1,000,000   11/15/2000        200,000
Trump Plaza Funding, Inc. First
  Mortgage Notes, 10.875%            4,500,000    6/15/2001      4,123,125
Trump Taj Mahal Funding, Inc.
  Mortgage Units, 11.35%(diamond)      745,747   11/15/1999        661,850
                                                               -----------
                                                                55,914,027
                                                               -----------
Groceries 4.6%
Almacs, Inc. Sr. Sub. Note,
  11.50%                                 1,000   11/18/2004            180
Dominicks Finer Foods, Inc. Sr.
  Sub. Note, 10.875%+                6,000,000    5/01/2005      6,112,500
Farm Fresh Inc. Sr. Notes, 12.25%      200,000   10/01/2000        173,000
Farm Fresh Inc. Cv. Sub. Deb.,
  7.50%                                100,000    3/01/2010         65,000
Grand Union Co. Sr. Sub. Notes,
  12.00%(box)                        6,250,000    9/01/2004      6,000,000
Kash N Karry Food Stores, Inc.
  Sr. Note, 11.50%                   1,334,700    2/01/2003      1,314,680
Pathmark Stores, Inc. Sub. Notes,
  11.625%                            2,000,000    6/15/2002      2,115,000
Pathmark Stores, Inc. Jr. Sub.
  Notes, 0.00% to
  10/31/99, 10.75% from 11/1/99
  to maturity                        3,000,000   11/01/2003      1,942,500
Ralphs Grocery Co. Sr. Note,
  10.45%                             9,500,000    6/15/2004      9,286,250
Ralphs Grocery Co. Sr. Sub. Note,
  13.75%                             2,500,000    6/15/2005      2,637,500
Ralphs Supermarkets, Inc. Sr.
  Sub. Note, 11.00%                  7,500,000    6/15/2005      7,012,500
Safeway Stores, Inc. Lease
  Certificates, 13.50%                  90,123    1/15/2009        119,639
Victory Markets Inc. Sub. Deb.,
  12.50%(box)                          925,000    3/15/2000        138,750
                                                               -----------
                                                                36,917,499
                                                               -----------
Health Care & Hospital Management 0.9%
Amerisource Distribution Corp.
  Sr. Deb., 11.25%(diamond)          5,138,746    7/15/2005      5,524,152
Total Renal Care, Inc. Sr. Sub.
  Disc. Units, 0.00% to 8/14/97,
  12.00% from 8/15/97 to maturity    1,750,000    8/15/2004      1,540,000
                                                               -----------
                                                                 7,064,152
                                                               -----------
Media 8.9%
Affinity Group, Inc. Sr. Sub.
  Deb., 11.50%                       8,000,000   10/15/2003      8,040,000
Granite Broadcasting Corp. Sr.
  Sub. Deb., 12.75%                  9,619,000    9/01/2002     10,701,138
Heritage Media Corp. Notes,
  11.00%                             6,250,000   10/01/2002      6,656,250
Lamar Advertising Co. Sr. Sec.
  Notes, 11.00%                        750,000    5/15/2003        757,500
New City Communications Inc. Sr.
  Sub. Note, 11.375%                 1,000,000   11/01/2003        975,000
Outlet Broadcasting, Inc. Sr.
  Sub. Note, 10.875%                   750,000    7/15/2003        817,500
PageMart, Inc. Sr. Disc. Note,
  0.00% to 10/31/98, 12.25% from
  11/1/98 to maturity                7,400,000   11/01/2003      5,032,000

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                     Principal     Maturity       Value
                                       Amount        Date       (Note 1)
--------------------------------------------------------------------------
Media (cont'd)
PageMart Nationwide, Inc. Sr.
  Disc. Note, 0.00% to
  1/31/2000, 15.00% from 2/1/2000
  to maturity+                     $ 5,250,000    2/01/2005   $  3,123,750
Pegasus Media Communications,
  Inc. Sr. Sub. Note, 12.50%+        3,750,000    7/01/2005      3,792,188
SFX Broadcasting Co. Sr. Sub.
  Notes, 11.375%                     4,500,000   10/01/2000      4,691,250
Universal Outdoor Holdings, Inc.
  Sr. Sec. Disc. Note, 0.00% to
  6/30/99, 14.00% from 7/1/99 to
  maturity                           9,700,000    7/01/2004      6,062,500
U.S.A. Mobile Communications,
  Inc. Sr. Notes, 9.50%             15,270,000    2/01/2004     14,201,100
U.S.A. Mobile Communications,
  Inc. Sr. Notes, 14.00%             5,500,000   11/01/2004      6,297,500
                                                               -----------
                                                                71,147,676
                                                               -----------
Metal & Mining 8.7%
Algoma Steel, Inc. First Mortgage
  Notes, 12.375%                    11,250,000    7/15/2005     10,293,750
Bayou Steel Corp. First Mortgage
  Notes, 10.25%                      6,250,000    3/01/2001      5,921,875
Carbide/Graphite Group, Inc.
  Sr. Notes, 11.50%                  2,750,000    9/01/2003      2,921,875
Crown Resources Corp. Cv. Sub.
  Deb., 5.75%                          220,000    8/27/2001        165,000
GS Technologies Operating Co. Sr.
  Notes, 12.00%                      5,250,000    9/01/2004      5,223,750
Geneva Steel Co. Sr. Notes,
  11.125%                              750,000    3/15/2001        615,000
Haynes International, Inc. Sr.
  Sec. Notes, 11.25%                 7,925,000    6/15/1998      7,528,750
Haynes International, Inc. Sr.
  Sub. Notes, 13.50%                10,400,000    8/15/1999      7,280,000
Horsehead Industries, Inc. Sub.
  Notes, 14.00%                     11,712,000    6/01/1999     11,946,240
Kaiser Aluminum & Chemical Corp.
  Sr. Sub. Note, 12.75%              3,250,000    2/01/2003      3,518,125
Renco Metals Inc. Sr. Notes,
  12.00%                             2,500,000    7/15/2000      2,687,500
Sheffield Steel Corp. First
  Mortgage Notes, 12.00%            11,750,000   11/01/2001     10,751,250
UCAR Global Enterprises, Inc. Sr.
  Sub. Notes, 12.00%                   935,000    1/15/2005      1,042,525
                                                               -----------
                                                                69,895,640
                                                               -----------
Oil & Gas 6.4%
Dual Drilling Co. Sr. Sub. Notes,
  9.875%                             7,500,000    1/15/2004      6,993,750
Empire Gas Corp. Sr. Sec. Notes,
  7.00% to 7/14/99, 12.875% from
  7/15/99 to maturity                5,750,000    7/15/2004      4,743,750
Global Marine Inc. Sr. Sec.
  Notes, 12.75%                      2,000,000   12/15/1999      2,210,000
Moran Energy, Inc. Cv. Sub. Deb.,
  8.75%                              2,420,000    1/15/2008      1,802,900
Moran Energy International N.V.
  Cv. Sub. Deb., 8.00%               6,067,000   11/01/1995      6,021,498
Presidio Oil Co. Sr. Sec. Notes,
  11.50%(box)                        8,102,950    9/15/2000      7,819,347
Presidio Oil Co. Sr. Sub. Gas
  Indexed Notes, 13.30%(box)         6,000,000    7/15/2002      4,800,000
Rowan Drilling Co., 11.875%          5,154,000   12/01/2001      5,579,205
TransAmerican Refining Corp. Sr.
  Sec. Notes, 16.50% to 8/14/98,
  16.00% from 8/15/98 to maturity      250,000    2/15/2002        268,750
Tuboscope Vetco International
  Inc. Sr. Sub. Deb., 10.75%         2,000,000    4/15/2003      2,040,000
Wilrig A.S. Sr. Sec. Notes,
  11.25%                             8,430,000    3/15/2004      9,104,400
                                                               -----------
                                                                51,383,600
                                                               -----------
Paper 2.6%
Crown Packaging Holdings Ltd. Sr.
  Sec. Notes, 10.75%                 3,300,000   11/01/2000      3,159,750
Crown Packaging Holdings Ltd. Sr.
  Sub. Notes, 0.00% to
  10/31/2000, 12.25% from
  11/1/2000 to maturity             13,000,000   11/01/2003      5,947,500
Equitable Bag Co., Inc. Sr.
  Notes, 11.00%(box)                 6,738,000   12/16/2004      3,301,620
Fort Howard Paper Co. Sr. Sub.
  Notes, 9.00%                       1,000,000    2/01/2006        940,000
Mail-Well Envelope Corp. Sr. Sub.
  Note, 10.50%                       1,500,000    2/15/2004      1,455,000
Mail-Well Holdings, Inc. Sr.
  Notes, 0.00% to 2/14/2000,
  11.75% from 2/15/2000 to
  maturity                           2,500,000    2/15/2006      1,625,000
P.T. Indah Kiat Pulp & Paper Co.
  Gtd. Note, 12.50%                  4,500,000    6/15/2006      4,657,500
                                                               -----------
                                                                21,086,370
                                                               -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------
                                     Principal     Maturity       Value
                                       Amount        Date       (Note 1)
--------------------------------------------------------------------------
Plastics 0.6%
Foamex L.P. Sr. Notes, 11.25%      $ 4,500,000   10/01/2002   $  4,612,500
                                                               -----------
Publishing 0.9%
Bell & Howell Co. Series B
  Sr. Disc. Deb., 0.00% to
  2/28/2000, 11.50% from 3/1/2000
  to maturity                        2,500,000    3/01/2005      1,550,000
General Media Inc. Sr. Sec.
  Notes, 10.625%                     2,500,000   12/31/2000      1,975,000
Sullivan Graphics, Inc. Sr. Sub.
  Notes, 12.75%+                     3,750,000    8/01/2005      3,736,875
                                                               -----------
                                                                 7,261,875
                                                               -----------
Real Estate/Building 3.0%
Associated Materials Inc. Sr.
  Sub. Notes, 11.50%                 3,000,000    8/15/2003      2,760,000
Dal-Tile International Inc. Sr.
  Sec. Notes, 0.00%                 10,500,000    7/15/1998      7,980,000
Miles Home Services, Inc. Sr.
  Note, 12.00%                       4,250,000    4/01/2001      3,230,000
Overhead Door Corp., 12.25%          2,500,000    2/01/2000      2,387,500
Waxman Industries, Inc. Sr. Sec.
  Notes, 12.25%                      5,000,000    9/01/1998      4,750,000
Waxman Industries, Inc. Sr. Sec.
  Notes, 0.00% to
  5/31/99, 12.75% from 6/1/99 to
  maturity                           7,424,000    6/01/2004      2,895,360
                                                               -----------
                                                                24,002,860
                                                               -----------
Retail Trade 2.7%
County Seat Stores, Inc. Sr. Sub.
  Notes, 12.00%                      2,000,000   10/01/2002      1,870,000
Finlay Enterprises, Inc. Sr.
  Disc. Deb., 0.00% to 4/30/98,
  12.00% from 5/1/98 to maturity    10,570,000    5/01/2005      7,293,300
Finlay Fine Jewelry Corp. Sr.
  Note, 10.625%                      5,250,000    5/01/2003      5,197,500
Loehmann's Holdings, Inc. Sr.
  Sub. Notes, 13.75%                 3,000,000    2/15/1999      2,970,000
Mothers Work, Inc. Sr. Note,
  12.625%+                           2,500,000    8/01/2005      2,450,000
Pamida, Inc. Sr. Sub. Notes,
  11.75%                               250,000    3/15/2003        210,000
Petro PSC Properties, Inc. Sr.
  Note, 12.50%                       2,000,000    6/01/2002      1,960,000
                                                               -----------
                                                                21,950,800
                                                               -----------
Shipping/Transportation 0.9%
Tiphook Finance Corp. Notes,
  7.125%                             5,333,000    5/01/1998      4,319,730
Tiphook Finance Corp. Notes,
  8.00%                                595,000    3/15/2000        476,000
Tiphook Finance Corp. Notes,
  10.75%                               711,000   11/01/2002        597,240
Trans Ocean Container Corp. Sr.
  Sub. Note, 12.25%                  2,000,000    7/01/2004      2,040,000
                                                               -----------
                                                                 7,432,970
                                                               -----------
Technology 5.8%
Anacomp, Inc. Sr. Sub. Notes,
  15.00%(box)                       12,929,000   11/01/2000      9,438,170
Anacomp, Inc. Cv. Deb., 13.875%(box)   120,000    1/15/2002         52,224
Anacomp International N.V. Cv.
  Sub. Deb., 9.00%                   3,100,000    1/15/1996      1,333,000
Celcaribe S.A. Units, 0.00% to
  3/14/98, 13.50% from 3/15/98 to
  maturity+                            581,000    3/15/2004      5,141,850
Computervision Corp. Sr. Sub.
  Notes, 11.375%                     7,750,000    8/15/1999      7,905,000
Dial Call Communications Inc. Sr.
  Disc. Notes, 12.25%                3,250,000    4/15/2004      1,714,375
GenRad Inc. Cv. Sub. Deb., 7.25%       608,000    5/01/2011        572,280
IntelCom Group, Inc. Sr. Disc.
  Units, 0.00% to 9/14/2000,
  13.50% from 9/15/2000 to
  maturity+                             65,000    9/15/2005      3,591,250
Mobile Telecommunications Inc.
  Sr. Sub. Notes, 13.50%             7,500,000   12/15/2002      8,400,000
ProNet, Inc. Sr. Sub. Notes,
  11.875%+                           3,250,000    6/15/2005      3,445,000
Protection One Alarm Monitoring,
  Inc. Units, 0.00% to 6/29/98,
  13.375% from 6/30/98 to
  maturity+                          3,250,000    6/30/2005      2,275,000
Viatel, Inc. Sr. Disc. Note,
  0.00% to 1/14/2000,
  15.00% from 1/15/2000 to
  maturity+                          4,500,000    1/15/2005      2,385,000
                                                               -----------
                                                                46,253,149
                                                               -----------
Textile & Apparel 1.3%
Ithaca Industries, Inc. Sr. Sub.
  Notes, 11.125%                    11,250,000   12/15/2002     10,687,500
                                                               -----------
Total Bonds (Cost $660,147,255)                                635,955,332
                                                               -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

---------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
---------------------------------------------------------------

--------------------------------------------------------------
                                                     Value
                                       Shares       (Note 1)
--------------------------------------------------------------
PREFERRED STOCKS 11.2%
Aerospace 0.7%
Panamsat Corp. Sr. Exch. Pfd.            4,633    $  5,188,960
                                                   -----------
Automotive 1.2%
Harvard Industries, Inc. 14.25%
  Exch. Pfd.(diamond)                  370,933       9,412,430
                                                   -----------
Banking 0.3%
Riverbank American Pfd.*               110,000       2,530,000
                                                   -----------
Business Service 1.0%
Anacomp, Inc. Cv. Pfd.                  25,000         200,000
La Petite Holdings Co. Cum. Red.
  Exch. Pfd.*                          361,000       7,942,000
                                                   -----------
                                                     8,142,000
                                                   -----------
Drug 0.2%
Fox Meyer Health Corp. Pfd. Series
  A(diamond)                            35,767       1,336,792
                                                   -----------
Electric 0.1%
Consolidated Hydro, Inc. Cv. Pfd.*       2,000         980,000
                                                   -----------
Forest Products 0.4%
SD Warren Co. Series B Sr. Exchange
  Pfd.                                 108,000       3,240,000
                                                   -----------
Metal & Mining 0.9%
Geneva Steel Co. Series B Red.
  Exch. Pfd.                            41,000       3,157,000
Kaiser Aluminum Corp. Cv. Pfd.         222,500       3,031,563
Stelco Inc. Series C Cv. Pfd.(diamond)  69,600       1,167,122
                                                   -----------
                                                     7,355,685
                                                   -----------
Printing & Publishing 0.7%
K-III Communications Corp. Series B
  Exch. Pfd.(diamond)                   58,966       5,778,700
                                                   -----------
Recreation 3.8%
Granite Broadcasting Corp. Cv.
  Exch. Pfd.(diamond)                  272,000      15,028,000
Lewis Galoob Toys, Inc. Cv. Exch.
  Pfd.*                                352,000       6,468,000
Live Entertainment Inc. Series B
  Cv. Pfd.                             311,700       1,987,088
Pyramid Communications, Inc. Series
  C Exch. Pfd.*+                       276,542       7,051,829
Sahara Gaming Corp. Exch.
  Pfd.*(diamond)                       417,450         286,997
                                                   -----------
                                                    30,821,914
                                                   -----------
Retail Trade 1.7%
Loehmanns Holdings, Inc. Series A
  Pfd.(diamond)                        895,340         384,996
Supermarkets General Holding Corp.
  Exch. Pfd.*(diamond)                 453,540      13,039,275
                                                   -----------
                                                    13,424,271
                                                   -----------
Textile & Apparel 0.2%
JPS Textile Group, Inc. Series A
  Sr. Pfd.(diamond)                     51,119       1,329,094
Town & Country Corp. Exch.
  Pfd.(diamond)#                        95,803         167,655
                                                   -----------
                                                     1,496,749
                                                   -----------
Total Preferred Stocks (Cost
  $81,216,182)                                      89,707,501
                                                   -----------
COMMON STOCKS & OTHER 4.9%
Algoma Steel, Inc. Com.                  6,584    $     30,615
American Telecasting, Inc. Wts.*        31,850          31,850
Atlantic Richfield Co.                 595,000      15,172,500
Axia Holdings Corp. Com.*+               2,250          67,500
Belle Casinos, Inc. Wts.*+               1,400              14
Boomtown, Inc. Wts.*                     7,250           3,625
CHC Helicopter Corp. Wts.*              46,000          46,000
Central Rents, Inc. Wts.*                5,250         210,000
Chattem, Inc. Wts.*                      2,000           7,000
Chatwins Group Inc. Wts.*                7,000           3,500
County Seat Holdings, Inc. Wts.*         2,000          20,000
Crown Packaging Holdings Ltd.
  Wts.*+                                17,250         332,063
Dimac Corp. Com.*                       24,174         450,241
Dr. Pepper Bottling Co. Cl. A Com.*     50,000         175,000
Empire Gas Corp. Wts.*                   2,760           2,760
Equitable Bag, Inc. Cl. A Com.*        640,117          32,006
Federated Department Stores, Inc.
  Series C Wts.*                        46,435         423,719
Federated Department Stores, Inc.
  Series D Wts.*                        46,435         435,328
Finlay Enterprises, Inc. Cl. A
  Com.*                                 12,760         220,110
Fitzgerald Gaming Corp. Wts.*+           2,250          22,500
Food 4 Less Holdings, Inc. Wts.*#       24,223       2,571,271
Gaylord Container Corp. Com.*            6,249          58,975
General Media Inc. Wts.*+                2,500          25,000
Geneva Steel Co. Wts.*+                 91,975         321,913
Goldriver Hotel & Casino Corp. Cl.
  B Com.*                               52,500           6,563
Goldriver Hotel & Casino Corp.
  Liquidation Trust Units*#          5,250,000          66,675
Grand Union Co. Com.*                  154,649       2,010,437
Harvard Industries, Inc. Cl. B
  Com.*                                 40,000       1,070,000
ICF Kaiser International, Inc.
  Wts.*                                 22,800          17,100
INDSPEC Chemical Corp. Wts.*#              506         396,208
Insight Communications Co., L.P.
  Wts.*                                 25,000          43,750
Jewel Recovery L.P. Units*              82,595             826
Kaiser Aluminum Corp. Com.*            443,580       6,487,358
Ladish Company, Inc. Com.*             520,000         156,000
Little Switzerland, Inc. Com.*          94,263         377,052
LTX Corp. Com.*                        262,857       3,318,570
Mail-Well Holdings, Inc. Com.*+          5,000         215,000
Miles Homes, Inc. Wts.*                 51,000          12,750
Motels of America, Inc. Com.*+           5,500         412,500
PageMart, Inc. Wts.*+                   21,850         133,831
Investment Portfolio (cont'd)
   PageMart Nationwide, Inc. Com.*+     18,375         174,563
Petro PSC Properties, Inc. Wts.*         2,000          68,000
PST Holdings, Inc. Com.*                45,300          45,300
Pyramid Communications, Inc. Cl. B
  Com.*+                                 6,296         314,795
Renaissance Cosmetics, Inc. Wts.*+       2,000          35,000

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

-----------------------------------------------------------------
                                                        Value
                                           Shares      (Note 1)
-----------------------------------------------------------------
COMMON STOCKS & OTHER (cont'd)
S.D.W. Holdings Corp. Wts.*+              108,000    $   756,000
Sheffield Steel Corp. Wts.*                38,750        116,250
Smittys Supermarkets, Inc. Cl. B Com.*      3,250         24,375
Terex Corp. Rts.*                           6,300          3,150
Thermoscan, Inc. Cl. B Com.*               35,750        572,000
Total Renal Care, Inc. Cl. B Com.*         15,750        122,063
Town & Country Corp. Cl. A Com.*          371,830        325,351
TransAmerican Refinancing Corp. Wts.*      12,626         44,191
Universal Outdoor Holdings, Inc. Wts.*      9,700        388,000
Vestar/LPA Investment Corp. Com.*+         14,250        213,750
Viatel, Inc. Com.*+                       162,450        649,800
Waxman Industries, Inc. Wts.*+            236,000         29,500
                                                      ----------
Total Common Stocks & Other (Cost
  $40,973,412)                                        39,270,198
                                                      ----------

------------------------------------------------------------------------
                                  Principal    Maturity        Value
                                    Amount       Date        (Note 1)
------------------------------------------------------------------------
COMMERCIAL PAPER 3.8%
American Express Credit Corp.,
  5.75%                         $ 8,101,000   10/5/1995    $  8,101,000
Commercial Credit Co., 5.74%     11,548,000   10/2/1995      11,548,000
Ford Motor Credit Co., 5.66%        997,000   10/2/1995         997,000
General Electric Capital
  Corp., 5.72%                    9,996,000   10/3/1995       9,996,000
                                                            -----------
Total Commercial Paper (Cost $30,642,000)                    30,642,000
                                                            -----------
Total Investments (Cost $812,978,849)--99.1%                795,575,031
Cash and Other Assets, Less Liabilities--0.9%                 7,494,481
                                                            -----------
Net Assets--100.0%                                         $803,069,512
                                                            ===========
Federal Income Tax Information (Note 1):
At September 30, 1995, the net unrealized depreciation
  of investments based on cost for Federal income tax
  purposes of $813,885,947 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost                                                 $ 44,331,355
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value                                                (62,642,271)
                                                            -----------
                                                           $(18,310,916)
                                                            ===========

*         Nonincome-producing securities

(diamond) Payments of income may be made in cash or in the form of additional securities.

(box)     Security is in default.

# Security valued under consistently applied procedures established by the Trustees. Security restricted as to public resale. At September 30, 1995, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at September 30, 1995 were $688,317 and $3,201,809 (0.40% of net assets), respectively.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 1995 were $84,033,928 and $83,181,471 (10.36% of net assets), respectively.

    ASSET COMPOSITION TABLE
       September 30, 1995
                  Percentage of
Ratings++          Net Assets*
--------------    -------------
BB                      3.8%
B                      61.6
CCC and below          13.8
Equities               16.1
Other                   4.7
                      -----
TOTAL                 100.0%
                      =====

++ As rated by Standard & Poor's Corp. and/or equivalent rating by Moody's Investors Service, Inc.

* Unrated bonds were included among relevant rating categories as determined by the Fund's manager.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------
September 30, 1995 (Unaudited)

Assets
Investments, at value (Cost $812,978,849) (Note 1)    $795,575,031
Cash                                                           111
Interest and dividends receivable                       17,368,077
Receivable for securities sold                           6,301,790
Receivable for fund shares sold                            951,636
Other assets                                                49,763
                                                       -----------
                                                       820,246,408
Liabilities
Payable for securities purchased                        12,507,716
Dividends payable                                        2,357,034
Payable for fund shares redeemed                           929,935
Accrued management fee (Note 2)                            428,337
Accrued transfer agent and shareholder services
  (Note 2)                                                 381,697
Accrued distribution fee (Note 4)                          263,987
Accrued trustees' fees (Note 2)                             26,456
Other accrued expenses                                     281,734
                                                       -----------
                                                        17,176,896
                                                       -----------
Net Assets                                            $803,069,512
                                                       ===========
Net Assets consist of:
 Undistributed net investment income                  $    375,178
 Unrealized depreciation of investments                (17,403,818)
 Accumulated net realized loss                         (30,892,548)
 Shares of beneficial interest                         850,990,700
                                                       -----------
                                                      $803,069,512
                                                       ===========
Net Asset Value and redemption price per share of
  Class A shares ($635,537,095 / 108,158,959
  shares of beneficial interest)                             $5.88
                                                       ===========
Maximum Offering Price per share of Class A shares
  ($5.88 / .955)                                             $6.16
                                                       ===========
Net Asset Value and offering price per share of
  Class B shares ($151,952,120 / 25,953,226 shares
  of beneficial interest)*                                   $5.85
                                                       ===========
Net Asset Value, offering price and redemption
  price per share of Class C shares ($3,456,212 /
  590,638 shares of beneficial interest)                     $5.85
                                                       ===========
Net Asset Value and offering price per share of
  Class D shares ($12,124,085 / 2,068,361 shares
  of beneficial interest)*                                   $5.86
                                                       ===========

* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.


--------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------
For the six months ended September 30, 1995 (Unaudited)

Investment Income
Interest, net of foreign taxes of $12,157              $ 38,097,708
Dividends, net of foreign taxes of $3,679                 3,518,833
                                                        -----------
                                                         41,616,541
Expenses
Management fee (Note 2)                                   2,532,996
Transfer agent and shareholder services (Note 2)            709,735
Custodian fee                                               133,956
Reports to shareholders                                      67,893
Distribution fee--Class A (Note 4)                          789,340
Distribution fee--Class B (Note 4)                          675,553
Distribution fee--Class D (Note 4)                           49,058
Audit fee                                                    47,031
Registration fees                                            32,940
Trustees' fees (Note 2)                                      26,047
Legal fees                                                   12,383
Miscellaneous                                                32,206
                                                        -----------
                                                          5,109,138
                                                        -----------
Net investment income                                    36,507,403
                                                        -----------
Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currency
Net realized loss on investments (Notes 1 and 3)        (18,440,171)
                                                        -----------
Net unrealized appreciation of investments               30,033,211
Net unrealized depreciation of foreign currency              (6,955)
                                                        -----------
Total net unrealized appreciation                        30,026,256
                                                        -----------
Net gain on investments and foreign currency             11,586,085
                                                        -----------
Net increase in net assets resulting from
  operations                                           $ 48,093,488
                                                        ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------

                                     Six months
                                        ended
                                    September 30,
                                        1995           Year ended
                                     (Unaudited)     March 31, 1995
--------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income               $ 36,507,403      $ 73,111,882
Net realized loss on
  investments*                       (18,440,171)      (10,256,401)
Net unrealized appreciation
  (depreciation) of investments
  and foreign currency                30,026,256       (51,717,996)
                                    ------------      ------------
Net increase resulting from
  operations                          48,093,488        11,137,485
                                    ------------      ------------
Dividends from net investment
  income:
 Class A                             (31,143,386)      (68,341,894)
 Class B                              (6,180,413)       (9,517,499)
 Class C                                (151,907)         (185,611)
 Class D                                (445,994)         (474,138)
                                    ------------      ------------
                                     (37,921,700)      (78,519,142)
                                    ------------      ------------
Distributions from net realized
  gains:
 Class A                                (804,838)       (5,956,632)
 Class B                                (159,995)         (701,101)
 Class C                                  (3,577)          (10,576)
 Class D                                 (10,572)          (29,366)
                                    ------------      ------------
                                        (978,982)       (6,697,675)
                                    ------------      ------------
Net increase from fund share
  transactions (Note 5)               48,302,099        98,050,321
                                    ------------      ------------
Total increase in net assets          57,494,905        23,970,989
Net Assets
Beginning of period                  745,574,607       721,603,618
                                    ------------      ------------
End of period (including
  undistributed net investment
  income of $375,178 and
  $1,789,475, respectively)         $803,069,512      $745,574,607
                                    ============      ============
* Net realized gain (loss) for
  Federal income tax purposes
  (Note 1)                          $(29,224,396)     $  1,433,108
                                    ============      ============

--------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------
September 30, 1995

Note 1

State Street Research High Income Fund, formerly MetLife-State Street Research High Income Fund (the "Fund") is a series of State Street Research Income Trust, formerly MetLife-State Street Income Trust (the "Trust"), which was organized as a Massachusetts business trust on December 23, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists of two separate funds: State Street Research High Income Fund and State Street Research Managed Assets.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Investments of $1 million or more in Class A shares, which are not subject to any initial sales charge, are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation

Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities,

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

-----------------------------------------------------------------------------
Notes (cont'd)
-----------------------------------------------------------------------------

if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income and preferred securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. Dividends

Dividends are declared daily based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatment of accrued interest on defaulted bonds.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1994 through March 31, 1995, the Fund incurred net capital losses of approximately $9,300,000 and intends to defer and treat such losses as arising in the fiscal year ending March 31, 1996.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1995, the fees pursuant to such agreement amounted to $2,532,996.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended September 30, 1995, the amount of such expenses was $194,794.

The fees of the Trustees not currently affiliated with the Adviser amounted to $26,047 during the six months ended September 30, 1995.

Note 3

For the six months ended September 30, 1995, purchases and sales of securities, exclusive of short-term investments, aggregated $297,238,290 and $255,348,719, respectively.

Note 4

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal service and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1995, fees pursuant to such plan amounted to $789,340, $675,553 and $49,058 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $163,015 and $1,046,398, respectively, on sales of Class A shares of the Fund during the six months ended September 30, 1995, and that MetLife Securities, Inc. earned commissions aggregating $812,959 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $2,615, $183,452 and $805 on redemptions of Class A, Class B and Class D shares, respectively, during the same period.

STATE STREET RESEARCH HIGH INCOME FUND

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At September 30, 1995, Metropolitan owned 161 Class C shares and 80,988 Class D shares and the Distributor owned 7,018 Class A shares of the Fund.
Share transactions were as follows:

                                               Six months ended
                                              September 30, 1995                 Year ended
                                                  (Unaudited)                  March 31, 1995
                                           --------------------------   ----------------------------
Class A                                     Shares         Amount         Shares          Amount
----------------------------------------------------------------------------------------------------
Shares sold                                 8,692,647   $ 50,926,869     21,246,001    $ 128,017,213
Issued upon reinvestment of:
 Dividends from net investment income       3,440,896     20,149,973      7,531,344       44,748,968
 Distributions from net realized gains        110,651        647,284        721,885        4,490,064
Shares repurchased                        (10,629,262)   (62,243,714)   (24,109,224)    (144,623,371)
                                          -----------    -----------    -----------     ------------
Net increase                                1,614,932   $  9,480,412      5,390,006    $  32,632,874
                                          ===========    ===========    ===========     ============
Class B                                      Shares        Amount           Shares           Amount
----------------------------------------------------------------------------------------------------
Shares sold                                 6,950,689   $ 40,594,687     11,897,541    $  71,267,750
Issued upon reinvestment of:
 Dividends from net investment income         614,826      3,590,077        978,091        5,757,785
 Distributions from net realized gains         21,578        125,811         85,923          533,729
Shares repurchased                         (1,985,086)   (11,583,864)    (3,103,165)     (18,503,010)
                                          -----------    -----------    -----------     ------------
Net increase                                5,602,007   $ 32,726,711      9,858,390    $  59,056,254
                                          ===========    ===========    ===========     ============
Class C                                      Shares        Amount           Shares           Amount
----------------------------------------------------------------------------------------------------
Shares sold                                   224,415   $  1,309,005        425,482    $   2,530,906
Issued upon reinvestment of:
 Dividends from net investment income          22,137        129,225         19,434          114,077
 Distributions from net realized gains            486          2,834          1,182            7,338
Shares repurchased                           (102,264)      (596,965)      (132,914)        (791,910)
                                          -----------    -----------    -----------     ------------
Net increase                                  144,774   $    844,099        313,184    $   1,860,411
                                          ===========    ===========    ===========     ============
Class D                                      Shares        Amount           Shares           Amount
----------------------------------------------------------------------------------------------------
Shares sold                                 1,109,605   $  6,472,906      1,263,734    $   7,538,932
Issued upon reinvestment of:
 Dividends from net investment income          29,207        170,771         35,765          209,720
 Distributions from net realized gains          1,314          7,661          3,762           23,361
Shares repurchased                           (239,566)    (1,400,461)      (549,698)      (3,271,231)
                                          -----------    -----------    -----------     ------------
Net increase                                  900,560   $  5,250,877        753,563    $   4,500,782
                                          ===========    ===========    ===========     ============

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------

                                                                                       Class A
                                                        --------------------------------------------------------------------------
For a share outstanding throughout each period.          Six months ended                     Year ended March 31
                                                        September 30, 1995  ------------------------------------------------------
                                                           (Unaudited)*       1995*      1994       1993       1992        1991
                                                        ==========================================================================
Net asset value, beginning of period                          $5.80          $6.43      $6.32      $5.95      $5.21       $5.88
Net investment income                                           .28            .61        .66        .67        .71         .75
Net realized and unrealized gain (loss) on investments
  and foreign currency                                          .10           (.58)       .22        .37        .72        (.67)
Dividends from net investment income                           (.29)          (.60)      (.62)      (.67)      (.69)       (.75)
Distributions from net realized gains                          (.01)          (.06)      (.15)        --         --          --
                                                              -----          -----      -----      -----      -----       -----
Net asset value, end of period                                $5.88          $5.80      $6.43      $6.32      $5.95       $5.21
                                                              =====          =====      =====      =====      =====       =====
Total return                                                   6.46%++        1.80%+    14.58%+    18.70%+    28.99%+      2.18%+

Net assets at end of period (000s)                         $635,537       $618,462   $650,755   $496,352   $308,921    $195,739
Ratio of operating expenses to average net assets              1.17%#         1.23%      1.16%      1.15%      1.17%       1.21%
Ratio of net investment income to average net assets           9.51%#        10.19%     10.41%     11.25%     12.71%      14.21%
Portfolio turnover rate                                       34.19%         31.55%     24.36%     79.39%     72.62%      58.15%

                                     Class B                            Class C                            Class D
                         -------------------------------- ----------------------------------- -----------------------------------
                          Six months                        Six months                         Six months
                            ended          Year                ended         Year                 ended         Year
                         September 30      ended           September 30,    ended             September 30,     ended
                             1995        March 31,              1995       March 31,               1995       March 31,
                         (Unaudited)*      1995*     1994** (Unaudited)*     1995*     1994** (Unaudited)*      1995*      1994**
                         ========================================================================================================
Net asset value,
  beginning of period        $5.79        $6.42    $6.34      $5.78         $6.42     $6.34       $5.79       $6.42       $6.34
Net investment income          .26          .57      .51        .28           .64       .57         .25         .58         .51
Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency             .08         (.58)     .15        .10          (.60)      .14         .10        (.59)        .15
Dividends from net
  investment income           (.27)        (.56)    (.48)      (.30)         (.62)     (.53)       (.27)       (.56)       (.48)
Distributions from
  net realized gains          (.01)        (.06)    (.10)      (.01)         (.06)     (.10)       (.01)       (.06)       (.10)
                             -----        -----    -----      -----         -----     -----       -----       -----       -----
Net asset value, end
  of period                  $5.85        $5.79    $6.42      $5.85         $5.78     $6.42       $5.86       $5.79       $6.42
                             =====        =====    =====      =====         =====     =====       =====       =====       =====
Total return                  5.90%++      0.89%+  10.76%++    6.62%++       1.73%+   11.67%++     6.08%++     0.88%+     10.74%++
Net assets at end of
  period (000s)           $151,952     $117,767  $67,337     $3,456        $2,579      $851     $12,124      $6,766      $2,661
Ratio of operating
  expenses to average
  net assets                  1.92%#       1.98%    1.93%#     0.92%#        0.98%     0.93%#      1.93%#      1.98%       1.93%#
Ratio of net
  investment income
  to average net
  assets                      8.75%#       9.65%   10.32%#     9.74%#       10.85%    11.32%#      8.72%#      9.81%      10.32%#
Portfolio turnover
  rate                       34.19%       31.55%   24.36%     34.19%        31.55%    24.36%      34.19%      31.55%      24.36%
---------------------------------------------------------------------------------------------------------------------------------

*  Per-share figures have been calculated using the average shares method.
** June 1, 1993 (commencement of share class designations) to March 31, 1994. # Annualized
+ Total return figures do not reflect any front-end or contingent deferred sales charges.
++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.

STATE STREET RESEARCH HIGH INCOME FUND

------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST
------------------------------------------------------------------------------

Fund Information

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Barlett R. Geer
Vice President

John H. Kallis
Vice President

Michael R. Yogg
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking (Morgan
Guaranty Trust Company of
New York); presently engaged
in private investments and
civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[Back cover]

State Street Research High Income Fund
One Financial Center
Boston, MA 02111

Bulk Rate
U.S. Postage
PAID
Brockton, MA
Permit No. 600

Questions? Comments?

Call us at 1-800-562-0032, or write us at:
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408

[State Street Research logo]

This report is preparedfor the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

CONTROL NUMBER: 2791-951121(1296)SSR-LD Cover Illustration by Dorothy Cullinan HI-271D-1195

[Front cover]

[State Street Research logo]

State Street Research
Managed Assets
Semiannual Report

[graphic of man climbing blocks]

September 30, 1995

What's Inside
Investment Update:
About the Fund, economy and markets

Fund Information:
Facts and figures

Plus, Complete Portfolio Holdings and Financial Statements

-------------------------------------------------------------------------------
STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------
INVESTMENT UPDATE

INVESTMENT ENVIRONMENT
THE ECONOMY
(bullet) Economic growth has been moderate, and inflation remains low.

(bullet) Strong consumer confidence helped boost spending, resulting in higher consumer debt levels. Job growth continues to fluctuate, and unemployment has stayed relatively low.

(bullet) The Federal Reserve cut interest rates by one-quarter point on July 6, 1995. As of September 30, 1995, there had been no further action taken by the Fed.

THE MARKETS

(bullet) Stock and bond markets showed strong performance, albeit with occasional declines, from April 1 to September 30, 1995.

(bullet) 1995 continues to be the best year for stocks since 1991. The S&P 500 was up +18.23% for the six-month period ended September 30, 1995.(1) Small-company stocks outperformed larger stocks during the same period, with the Russell 2000 Growth Index up +22.42%.(1)

(bullet) Bonds also performed well. The Lehman Brothers Aggregate Bond Index gained +8.18% from April 1 to September 30, 1995.(1)

THE FUND
OVER THE PAST SIX MONTHS

(bullet) Class A shares of the Fund provided a total return of +14.31% (not including sales charge) for the six months ended September 30, 1995.(2) The average total return for 161 funds in Lipper Analytical Services' Flexible Portfolio Fund category was +13.24% for the same time period (does not reflect sales charge).

(bullet) The Fund's performance was aided by strong returns from the stock side of the portfolio--particularly international and large-company stocks. Bonds, particularly international bonds, performed very well over the period-- although not as well as the Fund's stock holdings.

(bullet) In July, we moved 5% of the Fund's assets from bonds to equities.

CURRENT STRATEGY

(bullet) 56% of the Fund's assets were invested in stocks, 29% in bonds, 11% in inflation-responsive investments and 4% in cash on September 30, 1995.

(bullet) Stocks include large-capitalization and value stocks, which make up the biggest part of the Fund's portfolio, as well as international and smallcapitalization stocks.

(bullet) The Fund's greatest concentration of bonds is in high-grade bonds, with high-yield bonds and international bonds making up smaller parts.

1 The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Russell 2000 Growth Index includes 2,000 small- company stocks and is a commonly used measure of small-stock performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

2 +13.81% for Class B shares; +14.32% for Class C shares; +13.78% for Class D shares.

3 All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

4 Performance for a class includes periods prior to the adoption of class designations in 1993. Performance reflects up to maximum 4.5% front-end or 5% contingent deferred sales charges. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and institutions. Performance for "B" and "D" shares prior to class designations in 1993 reflects annual 12b-1 fees of .25% and thereafter reflects annual 12b-1 fees of 1%, which will reduce subsequent performance. Total net assets: 24.9%

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1995)
-------------------------------------------------------------------------------
SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)3,4


             Life of Fund
                (since          5
              12/29/88)       years    1 year
-----------------------------------------------
Class A         +10.40%      +11.51%    +11.06%
-----------------------------------------------
Class B         +10.86%      +11.89%    +10.38%
-----------------------------------------------
Class C         +11.24%      +12.67%    +16.46%
-----------------------------------------------
Class D         +10.86%      +12.15%    +14.35%
-----------------------------------------------

Cumulative Total Returns
(do not reflect sales charge)3
-----------------------------------------------
             Life of Fund
                (since          5
               12/29/88)      years      1 year
-----------------------------------------------
Class A        +104.31%      +80.54%    +16.30%
-----------------------------------------------
Class B        +100.73%      +77.38%    +15.38%
-----------------------------------------------
Class C        +105.46%      +81.56%    +16.46%
-----------------------------------------------
Class D        +100.79%      +77.43%    +15.35%
-----------------------------------------------
[PIE CHART HERE]
 Asset Allocation
(by percentage of net assets)
 NET CASH      4%
 EQUITIES     56%
 BONDS        29%
 INFLATION
 RESPONSIVE   11%


[BAR CHART HERE]
Top 5 Equity Industries
(by percentage of net assets)
OIL               7.3%
CHEMICALS         4.5%
METALS & MINING   4.4%
RETAIL            4.4%
ELECTRONIC        4.3%
EQUIPMENT
Total net assets: 24.9%

-------------------------------------------------------------------------------
STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
September 30, 1995 (Unaudited)

-------------------------------------------------------------------------------
                                        PRINCIPAL       MATURITY       VALUE
                                         AMOUNT           DATE        (NOTE 1)
-------------------------------------------------------------------------------
FIXED INCOME SECURITIES 28.9%
U.S. TREASURY 6.1%
U.S. Treasury Bond, 8.125%             $ 2,450,000     8/15/2013    $ 3,604,954
U.S. Treasury Bond, 8.125%               7,075,000     8/15/2021      8,336,331
U.S. Treasury Note, 8.50%                2,475,000     5/15/1997      2,575,931
U.S. Treasury Note, 6.75%                1,675,000     5/31/1999      1,716,356
U.S. Treasury Note, 6.875%               1,150,000     3/31/2000      1,187,915
U.S. Treasury Note, 7.50%                2,925,000    11/15/2001      3,132,499
U.S. Treasury Note, 6.375%                 800,000     8/15/2002        811,872
U.S. Treasury Note, 5.75%                2,675,000     8/15/2003      2,602,695
U.S. Treasury Note, 6.25%                1,175,000     8/15/2003      1,181,604
                                                                     -----------
                                                                     25,150,157
                                                                     -----------
U.S. AGENCY MORTGAGE 4.7%
Federal Home Loan Mortgage
  Corp.,  7.50%                            165,807     4/01/2002        167,673
Federal Home Loan Mortgage
  Corp.,  6.50%                            625,225     4/01/2009        616,822
Federal Home Loan Mortgage
  Corp.,  6.50%                            913,207     5/01/2009        900,934
Federal Home Loan Mortgage
  Corp.,  8.50%                                439     7/01/2009            455
Federal Home Loan Mortgage
  Corp.,  6.50%                            213,837     7/01/2009        210,964
Federal Home Loan Mortgage
  Corp.,  6.50%                            425,000     3/25/2023        414,507
Federal Home Loan Mortgage
  Corp.,  7.00%                          1,721,474     6/01/2024      1,698,871
Federal Home Loan Mortgage
  Corp.,  7.50%                          1,384,483     8/01/2024      1,393,995
Federal Home Loan Mortgage
  Corp.,  8.00%                            195,842     8/01/2024        200,371
Federal Home Loan Mortgage
  Corp.,  7.00%                            893,306    12/01/2024        881,577
Federal Home Loan Mortgage
  Corp.,  8.00%                            807,772     6/01/2025        826,448
Federal National Mortgage
  Association, 8.00%                       327,887     4/01/2008        338,705
Federal National Mortgage
  Association, 8.00%                       423,270     6/01/2008        437,234
Federal National Mortgage
  Association, 8.50%                       383,510     2/01/2009        407,656
Federal National Mortgage
  Association, 9.00%                        87,331     5/01/2009         92,397
Government National Mortgage
  Association TBA, 8.00%                 1,250,000    10/27/2008      1,284,766
-------------------------------------------------------------------------------
                                        PRINCIPAL       MATURITY       VALUE
                                         AMOUNT           DATE        (NOTE 1)
-------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE (CONT'D)
Government National Mortgage
  Association, 9.00%                   $   531,392     6/15/2016    $   564,392
Government National Mortgage
  Association, 8.00%                     2,125,000    10/15/2017      2,184,102
Government National Mortgage
  Association TBA, 8.00%                   400,000    10/27/2017        411,124
Government National Mortgage
  Association, 6.50%                     2,235,775     7/15/2024      2,157,523
Government National Mortgage
  Association, 7.00%                     1,376,438     1/15/2025      1,360,954
Government National Mortgage
  Association, 6.50%                     1,161,300     9/15/2025      1,148,433
Government National Mortgage
  Association TBA, 7.00%                   750,000    10/19/2025        741,094
Government National Mortgage
  Association TBA, 5.50%                   400,000    10/24/2025        395,500
Government National Mortgage
  Association TBA, 6.00%                   400,000    11/22/2025        400,125
                                                                     -----------
                                                                     19,236,622
                                                                     -----------
TRUST CERTIFICATES 0.4%
Cooperative Utility Trust
  Certificates, 10.70%                     350,000     9/15/2017        393,208
Cooperative Utility Trust
  Certificates, 10.125%                    225,000     3/15/2019        251,685
Cooperative Trust Certificates,
  10.11%                                   900,000    12/15/2017      1,001,331
                                                                      ----------
                                                                      1,646,224
                                                                      ----------
FOREIGN 0.8%
Bell Canada Deb., 13.375%                  600,000    10/15/2010        634,920
Carter Holt Harvey Ltd. Deb.,
  9.50%                                    400,000    12/01/2024        491,068
Hydro Quebec Deb., 13.25%                  600,000    12/15/2013        736,728
Hydro Quebec Deb., 9.40%                   750,000     2/01/2021        896,055
Laidlaw Inc. Deb., 8.75%                   400,000     4/15/2025        445,252
Province of Quebec, 7.50%                  300,000     7/15/2023        293,532
                                                                      ----------
                                                                      3,497,555
                                                                      ----------
FOREIGN GOVERNMENT 6.2%
                                        Australian
                                          Dollar
Commonwealth of Australia, 7.50%         7,100,000     7/15/2005      4,987,653
                                          Deutsche
Federal Republic of Germany,               Mark
  6.625%                                 3,200,000     7/09/2003      2,244,703
                                             Pound
United Kingdom Treasury Stock,           Sterling
  8.00%                                  1,450,000     6/10/2003      2,289,609
                                          Canadian
                                          Dollar
Government of Canada, 9.75%              1,100,000    12/01/2001        908,603
Government of Canada, 7.50%              1,500,000    12/01/2003      1,102,251


The accompanying notes are an integral part of the financial statements.
                                      3

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
-------------------------------------------------------------------------------
                                        PRINCIPAL       MATURITY       VALUE
                                         AMOUNT           DATE        (NOTE 1)
-------------------------------------------------------------------------------
FOREIGN GOVERNMENT (cont'd)
                                   Danish Krone
Kingdom of Denmark, 8.00%             40,200,000          3/15/2006 $ 7,194,371
                                   French Franc
Government of France, 7.75%          11,000,000           4/12/2000   2,311,016
Government of France, 7.50%           6,000,000           4/25/2005   1,223,271
                                   Italian Lira
Republic of Italy, 10.00%          2,350,000,000          8/01/2003   1,342,816
                                      Spanish
                                      Peseta
Government of Spain, 11.45%         120,000,000           8/30/1998     993,528
Government of Spain, 11.30%          30,000,000           1/15/2002     247,363
Government of Spain, 10.90%         120,000,000           8/30/2003     984,307
                                                                      ----------
                                                                      25,829,491
                                                                      ----------
CORPORATE 7.6%
Acme Boot, Inc. Sr. Notes, 11.50% $     250,000          12/15/2000     105,000
Affinity Group, Inc. Sr. Sub.
  Deb., 11.50%                          250,000          10/15/2003     251,250
Allied Waste Industries, Inc. Sr.
  Sub. Notes, 12.00%                    250,000           2/01/2004     263,750
Algoma Steel Inc. First Mortgage
  Notes, 12.375%                        250,000           7/15/2005     228,750
American Telecasting, Inc. Sr.
  Sub. Units, 0.00% to
  6/14/99, 12.50% from 6/15/99 to
  maturity                              268,947           6/15/2004     158,679
Amerisource Distribution Corp.
  Sr. Deb., 11.25% (diamond bullet)     146,710           7/15/2005     157,713
Anacomp, Inc. Cv. Deb., 13.875%(Square bullet)
                                        395,000           1/15/2002     171,906
Anacomp International N.V. Cv.
  Sub. Deb., 9.00%                      250,000           1/15/1996     107,500
Axia Holdings Corp. Sr. Sub.
  Note, 11.00%                          250,000           3/15/2001     235,000
Bayou Steel Corp. First Mortgage
  Note, 10.25%                          500,000           3/01/2001     473,750
Bell & Howell Co. Series B Sr.
  Disc. Deb., 0.00% to
  2/28/2000, 11.50% from 3/1/2000
  to maturity                           250,000           3/01/2005     155,000
Belle Casinos, Inc. First
  Mortgage Note, 12.00% + (square bullet)
                                        125,000          10/15/2000      50,000
Boomtown, Inc. First Mortgage
  Note, 11.50%                          500,000          11/01/2003     457,500
CAI Wireless Systems, Inc. Sr.
  Disc. Note, 12.25%                    250,000           9/15/2002     259,375



-------------------------------------------------------------------------------
                                        PRINCIPAL       MATURITY       VALUE
                                         AMOUNT           DATE        (NOTE 1)
-------------------------------------------------------------------------------
CORPORATE (cont'd)
CHC Helicopter Corp. Sr. Sub.
  Note, 11.50%                   $     400,000            7/15/2002 $   350,000
Carrols Corp. Sr. Notes, 11.50%        250,000            8/15/2003     247,500
Celcaribe S.A. Units, 0.00% to
  3/14/98, 13.50% from 3/15/98 to
  maturity(dagger)                      183,000            3/15/2004   1,619,550
Central Rents, Inc. Sr. Notes,
  12.875%                               250,000          12/15/2003     250,000
Chatwins Group Inc. Sr. Exch.
  Note, 13.00%                          500,000           5/01/2003     422,500
Chevron Corp. Note, 8.11%               750,000          12/01/2004     807,660
Columbia/HCA Healthcare Corp.
  Note, 6.87%                           525,000           9/15/2003     521,897
Computervision Corp. Sr. Sub.
  Notes, 11.375%                        250,000           8/15/1999     255,000
Consolidated Hydro Inc. Sr. Disc.
  Notes, 0.00% to 1/14/99, 12.00%
  from 1/15/99 to maturity              500,000           7/15/2003     288,230
Crown Packaging Holdings Ltd.,
  0.00% to 10/31/2000, 12.25%
  from 11/1/2000 to maturity          1,250,000          11/01/2003     571,875
Doskocil Companies Inc. Sr. Sub.
  Red. Notes, 9.75%                     250,000           7/15/2000     245,625
Dual Drilling Co. Sr. Sub. Notes,
  9.875%                                250,000           1/15/2004     233,125
Electronic Data Systems Corp.
  Note, 6.85%+                          800,000           5/15/2000     810,880
Empire Gas Corp. Sr. Sec. Notes,
  7.00% to 7/14/99, 12.875% from
  7/15/99 to maturity                   250,000           7/15/2004     206,250
Equitable Bag Co. Inc. Sr. Notes,
  11.00%(square bullet)                 238,000          12/16/2004     116,620
Finlay Enterprises, Inc. Sr.
  Disc. Deb. 0.00% to 4/30/98,
  12.00% from 5/1/98 to maturity      1,000,000           5/01/2005     690,000
Finlay Fine Jewelry Corp. Sr.
  Note, 10.625%                         250,000           5/01/2003     247,500
Fitzgeralds Gaming Corp. Sr. Sec.
  Units, 13.75% to 6/14/95,
  14.00% from 6/15/95 to 9/14/95,
  14.25% from 9/15/95
  to 12/14/95, 14.50% to
  maturity+                             250,000           3/15/1996     187,500

The accompanying notes are an integral part of the financial statements.

                                      4

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                        PRINCIPAL       MATURITY       VALUE
                                         AMOUNT           DATE        (NOTE 1)
-------------------------------------------------------------------------------
CORPORATE (cont'd)
General Media Inc. Sr. Sec. Note,
  10.625%                                  $  250,000     12/31/2000   $197,500
General Medical Corp. Sub. Deb.,
  12.125% (diamond bullet)                    312,344      8/15/2005    324,838
Great Bay Property Funding Corp.
  First Mortgage Notes, 10.875%               250,000      1/15/2004    210,625
Goldriver Hotel & Casino Corp.
  Mortgage Notes, 13.375% (square bullet)     317,000      8/31/1999    174,350
Grand Union Co. Sr. Sub. Notes,
  12.00% (square bullet)                      250,000      9/01/2004    240,000
Granite Broadcasting Corp. Sr.
  Sub. Deb., 12.75%                           500,000      9/01/2002    556,250
HWCC-Tunica, Inc. First Mortgage
  Note, 13.50%+                               250,000      9/30/1998    302,500
Harrah's Jazz First Mortgage
  Notes, 14.25%                               250,000     11/15/2001    233,750
Harvard Industries, Inc. Sr.
  Notes, 12.00%                               250,000      7/15/2004    260,625
Haynes International Inc. Sr.
  Sec. Notes, 11.25%                          500,000      6/15/1998    475,000
Haynes International Inc. Sr.
  Sub. Notes, 13.50%                          250,000      8/15/1999    175,000
Heartland Wireless
  Communications, Inc. Units,
  13.00%+                                     250,000      4/15/2003    267,500
Horsehead Industries, Inc. Sub.
  Note, 14.00%                                750,000      6/01/1999    765,000
ICF Kaiser International, Inc.
  Sr. Sub. Notes, 12.00%                      250,000     12/31/2003    231,875
K&F Industries Inc. Sr. Sub.
  Deb., 13.75%                                500,000      8/01/2001    518,750
IntelCom Group, Inc. Sr. Disc.
  Units, 0.00% to 9/14/2000,
  13.50% from 9/15/2000 to
  maturity+                                     5,000      9/15/2005    276,250
Ithaca Industries, Inc. Sr. Sub.
  Notes, 11.125%                              350,000     12/15/2002    332,500
Mail-Well Holdings, Inc. Sr.
  Notes, 0.00% to 2/14/2000,
  11.75% from 2/15/2000 to
  maturity                                  1,000,000      2/15/2006    650,000
Marcus Cable Operating Co. L.P.
  Sr. Disc. Note, 0.00% to
  7/31/99, 13.50% from 8/1/99 to
  maturity                                    750,000      8/01/2004    510,000
Merrill Lynch & Co., Inc. Equity
  Partnership, 0.00%                        1,015,000      1/31/2000    923,650

-------------------------------------------------------------------------------
                                        PRINCIPAL       MATURITY       VALUE
                                         AMOUNT           DATE        (NOTE 1)
-------------------------------------------------------------------------------
CORPORATE (cont'd)
Miles Home Services, Inc. Sr.
  Notes, 12.00%                        $  250,000      4/01/2001      $ 190,000
Mothers Work, Inc. Sr. Note,
  12.625%+                                250,000      8/01/2005        245,000
Moran Energy International, Inc.
  Cv. Sub. Deb., 8.00%                    250,000     11/01/1995        248,125
Motels of America, Inc. Sr. Sub.
  Notes, 12.00%                           500,000      4/15/2004        505,000
PageMart, Inc. Sr. Disc. Note,
  0.00% to 10/31/98, 12.25% from
  11/1/98 to maturity                     500,000     11/01/2003        340,000
Penda Industries, Inc. Sr. Notes,
  10.75%                                  250,000      3/01/2004        212,500
Pioneer Americas Acquisition
  Corp. Sr. Notes, 13.375%+               250,000      4/01/2005        253,750
Presidio Oil Co. Sr. Sec. Notes,
  11.50% (square bullet)                  500,000      9/15/2000        482,500
Presidio Oil Co. Sr. Sub. Gas
  Indexed Notes, 13.30% (square bullet)   200,000      7/15/2002        160,000
ProNet, Inc. Sr. Sub. Notes,
  11.875%+                                250,000      6/15/2005        265,000
Protection One Alarm Monitoring,
  Inc. Units, 0.00% to 6/29/98,
  13.375% from 6/30/98 to
  maturity+                               250,000      6/30/2005        167,500
P.T. Indah Kiat Pulp & Paper
  Note, 12.50%                            250,000      6/15/2006        258,750
Ralphs Grocery Co. Sr. Note,
  10.45%                                  500,000      6/15/2004        488,750
Ralphs Grocery Co. Sr. Sub.
  Notes, 11.00%                           250,000      6/15/2005        233,750
Resorts International, Inc.
  Notes, 11.00%                           250,000      9/15/2003        227,500
Sahara Finance Corp. Notes,
  12.125%                                 247,096      8/31/1996        258,216
Sam Houston Race Park Ltd. Sr.
  Sec. Note, 11.75% (square bullet)       250,000      7/15/1999         62,500
Sappi BVI Finance Ltd. Cv. Note,
  7.50%+                                1,600,000      8/12/2002      1,666,000
Seven-Up/RC Bottling Co. of
  Southern California, Inc.
  Notes, 11.50%                           750,000      8/01/1999        322,500
Sheffield Steel Corp. First
  Mortgage Notes, 12.00%                  250,000     11/01/2001        228,750
Specialty Foods Corp. Sr. Note,
  11.125%+                                250,000     10/01/2002        245,000
The accompanying notes are an integral part of the financial statements.
                                      5
STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
-------------------------------------------------------------------------------
                                        PRINCIPAL       MATURITY       VALUE
                                         AMOUNT           DATE        (NOTE 1)
-------------------------------------------------------------------------------
CORPORATE (cont'd)
Talley Manufacturing and
  Technology, Inc. Sr.
  Note, 10.75%                         $  250,000     10/15/2003     $   252,500
Telewest Communications PLC Sr.
  Deb., 9.625%                            500,000     10/01/2006         501,250
Thermoscan, Inc. Sr. Sub. Note,
  11.50%+                                 500,000      8/15/2001         515,000
Total Renal Care, Inc. Sr. Sub.
  Disc. Units, 0.00% to 8/14/97,
  12.00% from 8/15/97 to maturity         500,000      8/15/2004         440,000
Trans Ocean Container Corp. Sr.
  Sub. Notes, 12.25%                      250,000      7/01/2004         255,000
Treasure Bay Gaming and Resorts,
  Inc. First Mortgage Units,
  12.25%+ (square bullet)                250,000     11/15/2000          50,000
UCAR Global Enterprises, Inc. Sr.
  Sub. Notes, 12.00%                      135,000      1/15/2005         150,525
Universal Outdoor Holdings, Inc.
  Units, 0.00% to 6/30/99, 14.00%
  from 7/1/99 to maturity               1,000,000      7/01/2004         625,000
U.S.A. Mobile Communications,
  Inc. Sr. Notes, 9.50%                   500,000      2/01/2004         465,000
U.S.A. Mobile Communications,
  Inc. Sr. Notes, 14.00%                  250,000     11/01/2004         286,250
Waxman Industries, Inc. Sr. Sec.
  Notes, 12.25%                           500,000      9/01/1998         475,000
Waxman Industries, Inc. Sr. Sec.
  Notes, 0.00% to
  5/31/99, 12.75% from
  6/1/99 to maturity                      928,000      6/01/2004         361,920
Wilrig A.S. Sr. Sec. Notes,
  11.25%                                  750,000      3/15/2004         810,000
Wyman-Gordon Co. Sr. Notes,
  10.75%                                  250,000      3/15/2003         255,000
                                                                      ----------
                                                                      31,276,384
                                                                      ----------
-------------------------------------------------------------------------------
                                        PRINCIPAL       MATURITY       VALUE
                                         AMOUNT           DATE        (NOTE 1)
-------------------------------------------------------------------------------
FINANCE/MORTGAGE 3.1%
American General Finance Corp.
  Notes, 8.00%                         $  600,000      2/15/2000     $   631,872
American Southwest Financial
  Services Corp., 8.00%                   534,671      8/25/2010         545,031
Beneficial Corp. Note, 9.125%             425,000      2/15/1998         451,614
Beneficial Corp. Note, 8.17%              200,000     11/09/1999         211,308
Caterpillar Financial Services
  Co. Note, 6.03%                         200,000     11/16/1995         199,956
Countrywide Mortgage Series
  1994-2 Class A-7, 6.50%                 650,000      3/25/2008         647,764
Countrywide Mortgage Series
  1993-E Class A-1, 6.50%                 472,803      1/25/2024         472,212
First Chicago Credit Master Trust
  Series 1991-D, 8.40%                    350,000      6/15/1998         354,813
Fleet Mortgage Group, Inc. Note,
  7.06%                                 1,000,000      7/26/2002       1,013,710
Ford Motor Credit Co. Notes,
  6.50%                                 1,100,000      8/15/2002       1,103,437
General Electric Capital Corp.
  Note, 7.625%                          1,000,000      7/24/1996       1,013,320
General Motors Acceptance Corp.,
  7.85%                                   675,000     11/17/1997         694,751
General Motors Acceptance Corp.,
  8.625%                                1,000,000      6/15/1999       1,065,270
MBNA America Bank Note, 7.61%             400,000     11/15/2001         421,656
Prudential Home Mortgage Series
  93-29 A-6, 6.75%                      1,384,951      8/25/2008       1,382,777
Prudential Home Mortgage Series
  93-54 A-21, 5.50%                       425,000      1/25/2024         409,989
Residential Funding Corp. Series
  93-S25 A-1, 6.50%                       239,251      7/25/2008         238,428
Sears Roebuck & Co. Master Trust
  Series 95-2, 8.10%                      650,000      6/15/2004         689,000
Standard Credit Card Master Trust
  Series 1993-3A, 5.50%                   950,000      2/07/2000         927,437
Tandy Master Trust Series 1991-A,
  8.25%                                   166,175      4/15/1999         166,694
                                                                      ----------
                                                                      12,641,039
                                                                      ----------
Total Fixed Income Securities (Cost $118,534,683)                    119,277,472
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                   VALUE
                                                     SHARES       (NOTE 1)
-------------------------------------------------------------------------------
EQUITY SECURITIES 55.5%
BASIC INDUSTRIES 10.2%
CHEMICAL 4.0%
Atlantic Richfield Co.                                66,900   $  1,705,950
Cookson Group PLC*                                   304,000      1,361,732
Cambrex Corp.                                          7,400        297,850
Daicel Chemical Industries, Inc.*                    160,000        920,701
E.I. duPont de Nemours & Co.                           7,300        501,875
FMC Corp.*                                            19,700      1,497,200
Mallinckrodt Group, Inc.                               6,100        241,712
Monsanto Co.*                                         27,700      2,790,775
Potash Corp. of Saskatchewan, Inc.                    15,100        939,975
Rohm & Haas Co.                                       77,400      4,673,025
Seagram Ltd.                                          40,000      1,435,000
                                                                -----------
                                                                 16,365,795
                                                                 ----------
DIVERSIFIED 1.1%
Axia Holdings Corp.*+                                    750         22,500
Coltec Industries, Inc.*                              11,100        133,200
Hoya Corp*                                            57,000      1,680,279
Johnson Controls, Inc.                                20,500      1,296,625
Mark IV Industries, Inc.                              35,105        781,086
Nippon Electric Glass Co., Ltd.*                      40,000        759,174
PST Holdings, Inc.*                                    7,500          7,500
U.S. Industries, Inc.*                                 1,425         22,088
                                                                  ---------
                                                                  4,702,452
                                                                  ---------
ELECTRICAL EQUIPMENT 0.2%
Philips Electronics NV                                17,300        843,375
                                                                  ---------
FOREST PRODUCT 0.6%
Boise Cascade Corp.                                    8,100        327,038
Bowater, Inc.                                          5,000        233,125
Champion International Corp.                           8,900        479,487
Crown Packaging Holdings Ltd. Wts.*+                   3,750         72,188
Crown Vantage, Inc.*                                   1,090         24,252
Equitable Bag, Inc. Cl.A*                             22,619          1,131
International Paper Co.                                7,400        310,800
Mail-Well Holdings, Inc.*+                             5,000        215,000
S.D. Warren Co. Series B Sr. Exch. Pfd.|BK            18,000        540,000
SDW Holdings Corp. Wts.*+                             18,000        126,000
Westvaco Corp.                                         6,800        310,250
                                                                  ---------
                                                                  2,639,271
                                                                  ---------
MACHINERY 2.8%
CBI Industries, Inc.                                  56,700      1,346,625
Caterpillar Inc.                                      24,400      1,387,750
Chatwins Group, Inc. Wts.*                               500            250
Cincinnati Milacron Inc.                              38,100      1,200,150


-------------------------------------------------------------------------------
                                                                   VALUE
                                                     SHARES       (NOTE 1)
-------------------------------------------------------------------------------
MACHINERY (cont'd)
Elsag Bailey Process Automation NV                    34,900   $  1,138,613
Fluor Corp.                                           35,000      1,960,000
Harsco Corp.                                           2,700        150,187
Kajima Corp.*                                        126,000      1,241,491
Millipore Corp.                                       47,600      1,785,000
Specialty Equipment Companies, Inc.*                   2,000         24,500
Sundstrand Corp.                                      21,200      1,372,700
Terex Corp. Rts.                                         750            375
                                                                  ---------
                                                                 11,607,641
                                                                  ---------
METAL & MINING 1.5%
Algoma Finance Corp. Pfd.*                               949          4,413
Alumax, Inc.*                                         29,900      1,009,125
Bohler Uddeholm                                       12,000        857,526
Geneva Steel Co. Wts.*+                                7,075         24,762
Geneva Steel Co. Series B Exch. Pfd.*                  2,500        192,500
RTZ Corp.*                                            51,500        750,652
Reynold Metals Co.                                    18,700      1,079,925
SGL Carbon AG*                                        25,700      1,663,576
Sheffield Steel Corp. Wts.*                            1,250          3,750
Stelco, Inc. Series C Cv. Pfd.                         6,400        107,322
Timken Co.                                            12,200        520,025
                                                                  ---------
                                                                  6,213,576
                                                                  ---------
Total Basic Industries                                           42,372,110
                                                                  ---------
CONSUMER CYCLICAL 11.8%
AIRLINE 0.1%
CHC Helicopter Corp. Wts.*                             2,000          2,000
Midwest Express Holdings, Inc.*                       10,600        238,500
                                                                  ---------
                                                                    240,500
                                                                  ---------
AUTOMOTIVE 1.9%
Douglas & Lomason Co.                                 12,200        149,450
Exide Corp.                                           11,000        550,000
Federal-Mogul Corp.                                   48,500        927,562
Ford Motor Co.                                        18,600        578,925
General Motors Corp.                                  19,400        909,375
Harvard Industries, Inc. Cl. B*                        1,000         26,750
Harvard Industries, Inc. 14.25% Exch. Pfd.|BK         10,095        256,164
Lear Seating Corp.*                                  123,100      3,616,063
Michelin CI.B*                                        18,000        789,156
                                                                  ---------
                                                                  7,803,445
                                                                  ---------
BUILDING 0.3%
Fleetwood Enterprises Inc.                            22,200        441,225
Lafarge Corp.                                          7,400        135,975
Miles Homes Services, Inc. Wts.*                       3,000            750
Owens-Corning Fiberglas Corp.*                        11,800        526,575
Waxman Industries, Inc. Wts.*+                        29,500          3,687
                                                                  ---------
                                                                  1,108,212
                                                                  ----------

The accompanying notes are an intergral part of the financial statements.
                                      7

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                   VALUE
                                                     SHARES       (NOTE 1)
-------------------------------------------------------------------------------
HOTEL & RESTAURANT 2.1%
Au Bon Pain Company, Inc.*                            19,700    $   152,675
Darden Restaurants, Inc.*                             25,800        296,700
Harrahs Entertainment, Inc.*                          96,200      2,813,850
Main Street and Main, Inc.*                           33,600        147,000
Mirage Resorts, Inc.*                                 84,950      2,792,731
Motels of America, Inc.+                                 500         37,500
Outback Steakhouse, Inc.*                             12,200        375,150
Primadonna Resorts, Inc.*                             35,200        536,800
Promus Hotel Corp.*                                   32,100        730,275
Red Lion Hotels, Inc.*                                 7,000        147,000
Station Casinos, Inc.*                                37,200        571,950
Studio Plus Hotels, Inc.*                              8,700        200,100
                                                                  ---------
                                                                  8,801,731
                                                                  ---------
RECREATION 2.5%
American Telecasting, Inc. Wts.*                       1,250          1,250
Boomtown, Inc. Wts.*                                     500            250
Brunswick Corp.                                        8,800        178,200
Comcast Corp. Cl. A                                   57,800      1,148,775
Comcast Corp. Cl. A Special                           50,700      1,014,000
Walt Disney Co.                                       20,900      1,199,138
Emmis Broadcasting Corp. Cl. A*                        7,300        229,038
Fitzgerald Gaming Corp. Wts.*+                           750          7,500
Gaylord Entertainment Co. Cl. A                       12,285        333,231
Goldriver Hotel & Casino Corp. Cl. B*                 20,000          2,500
Goldriver Hotel & Casino Corp. Liquidation Trust
  Units*++                                           500,000          6,350
Hollywood Entertainment Corp.*                        30,900        662,419
Infinity Broadcasting Corp. Cl. A*                    11,937        390,937
Lewis Galoob Toys Inc. Cv. Pfd.*                      40,000        735,000
Pyramid Communications, Inc. Cl. B*+                     700         35,005
Pyramid Communications, Inc. Series C Exch. Pfd.*+    23,303        594,234
Renaissance Communications Corp.*                     16,900        591,500
Sodak Gaming, Inc.*                                   10,400        215,800
Taj Mahal Holdings Corp. Cl. A*                        3,821         47,763
Time Warner Financing Trust                           19,200        624,000
Viacom, Inc. Cl. B*                                   50,200      2,497,450
                                                                  ---------
                                                                 10,514,340
                                                                  ---------
RETAIL TRADE 4.4%
Central Rents, Inc. Wts.*                                250         10,000
Department 56, Inc.*                                  15,800        738,650
Home Depot, Inc.                                      79,700      3,178,037
Federated Department Stores, Inc.*                    56,700      1,608,862
Finlay Enterprises, Inc. Cl. A*                        1,333         22,994
Food 4 Less Holdings, Inc. Wts.*++                       584         61,992
Grand Union Co.*                                      16,837        218,881


-------------------------------------------------------------------------------
                                                                   VALUE
                                                     SHARES       (NOTE 1)
-------------------------------------------------------------------------------
RETAIL TRADE (CONT'D)

Gymboree Corp.*                                       27,800     $  837,475
May Department Stores Co.                             16,600        726,250
J.C. Penney, Inc.                                     11,700        580,613
Sports Authority                                       8,500        234,813
Stop & Shop Companies, Inc.*                          37,300        871,888
Supermarkets General Holding Corp.
  Exch. Pfd.*                                         18,200        523,250
Tandy Corp.                                           67,700      4,112,775
Tiffany & Co.                                         14,600        611,375
Viking Office Products, Inc.*                         12,600        526,050
Vons Companies, Inc.*                                  4,000         95,000
Woolworth Corp.                                      198,200      3,121,650
                                                                  ---------
                                                                 18,080,555
                                                                  ---------
TEXTILE & APPAREL 0.5%
Acme Boot Co.+                                           250            250
Authentic Fitness Corp.*                              39,600        891,000
Norton McNaughton, Inc.*                              21,000        467,250
Warnaco Group, Inc. Cl. A                             27,900        669,600
                                                                  ---------
                                                                  2,028,100
                                                                  ---------
Total Consumer Cyclical                                          48,576,883
                                                                  ---------
CONSUMER STAPLE 7.4%
BUSINESS SERVICE 1.1%
ADI Corp. GDR*+                                       23,700        417,831
Computer Horizons Corp.*                              19,400        388,000
Eltron International, Inc.*                           19,600        553,700
Global Directmail Corp.*                              32,900        810,162
ICF Kaiser International, Inc. Wts.*                   1,200            900
Integrated System, Inc.*                               9,900        388,575
La Petite Holdings Corp. Red. Exch. Pfd.*             22,000        484,000
PageMart, Inc. Wts.*+                                  2,300         14,088
Personnel Group of America, Inc.*                     38,200        534,800
Premenos Technologies Corp.*                           7,700        250,250
Syncronys Softcorp                                    18,600        279,000
3D Systems Corp.                                      27,100        453,925
Universal Outdoor Holdings, Inc. Wts.*                 1,000         40,000
Vestar/LPA Investment Corp.*+                          1,375         20,625
                                                                  ---------
                                                                  4,635,856
                                                                  ---------
CONTAINER 0.2%
Ball Corp.                                            24,300        719,887
Owens-Illinois, Inc.                                  24,800        313,100
                                                                  ---------
                                                                  1,032,987
                                                                  ---------
DRUG 1.6%
Arris Pharmaceutical Corp.*                           25,700        334,100
Cyto Therapeutic, Inc.*                               19,900        194,025

The accompanying notes are an integral part of the financial statements.
                                     8

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                   VALUE
                                                     SHARES       (NOTE 1)
-------------------------------------------------------------------------------
DRUG (Cont'd)
Merck & Company, Inc.                                 81,500   $  4,564,000
Schering AG                                            7,000        516,305
Yamanouchi Pharmaceutical Co.                         40,000        864,167
                                                                  ---------
                                                                  6,472,597
                                                                  ---------
FOOD & BEVERAGE 1.2%
Coca-Cola Enterprises, Inc.                           62,700      1,543,988
Dr. Pepper Bottling Co. Cl. A*                        56,000        196,000
 LVMH Moet Hennessy Louis Vuitton*                     4,400        830,054
PepsiCo, Inc.                                         42,400      2,162,400
Whitman Corp.                                         15,700        323,812
                                                                  ---------
                                                                  5,056,254
                                                                  ---------
HOSPITAL SUPPLY 2.0%
American Home Patient, Inc.*                          18,000        459,000
American Medical Response, Inc.*                      17,900        507,913
Community Care of America, Inc.*                      32,900        456,488
Community Health Systems, Inc.                        16,900        682,337
Grancare, Inc.*                                       16,500        286,687
Healthcare Compare Corp.*                             24,400        945,500
Healthsource Inc.*                                     9,900        476,438
I-Stat Corp.*                                         10,600        394,850
Integrated Health Services, Inc.*                     22,100        624,325
Lincare Holdings, Inc.*                               10,600        272,950
Mariner Health Group, Inc.*                           42,600        601,725
Maxicare Health Plans, Inc.*                          27,800        517,775
Multicare Companies, Inc.*                            10,400        241,800
Roche Holdings AG                                        125        882,353
Rotech Medical Corp.*.                                20,100        499,987
Thermoscan Inc. Cl. B*                                25,250        404,000
Total Renal Care, Inc.*                                4,500         34,875
                                                                  ---------
                                                                  8,289,003
                                                                  ---------
PERSONAL CARE 0.5%
Procter & Gamble Co.                                  24,900      1,917,300
U.S.A. Detergents, Inc.*                               7,100        147,325
                                                                  ---------
                                                                  2,064,625
                                                                  ---------
PRINTING & PUBLISHING 0.8%
American Greetings Corp.                              27,700        844,850
Dimac Corp.*                                           2,774         51,666
General Media Inc. Wts.*+                                500          5,000
K-III Communications Corp. Series B Exch. Pfd.|BK      4,567        447,637
News Corp. Ltd. ADR                                   77,000      1,694,000
Sullivan Holdings, Inc.*                                 148         53,467
                                                                  ---------
                                                                  3,096,620
                                                                  ---------
Total Consumer Staple                                            30,647,942
                                                                  ---------
ENERGY 3.2%
OIL 2.9%

Ashland Oil, Inc.                                      9,700    $   323,738
Exxon Corp.                                           50,000      3,612,500
Imperial Oil Ltd.                                     25,700        957,325
Louisiana Land & Exploration Co.+++                   48,800      1,738,500
Lyondell Petrochemical Co.                             3,100         80,212
Oryx Energy Co.                                       33,700        438,100
Phillips Petroleum Co.                                26,300        854,750
Repsol SA                                             33,000      1,037,090
Swift Energy Co.*+++                                 100,760        919,435
Tosco Corp.                                           36,300      1,252,350
Total S.A.                                            12,909        781,172
Ultramar Corp.                                         2,900         68,875
                                                                  ---------
                                                                 12,064,047
                                                                  ---------
OIL SERVICE 0.3%
Coflexip ADR*                                         19,900        305,963
Coflexip                                              24,763        724,108
                                                                  ---------
                                                                  1,030,071
                                                                  ---------
Total Energy                                                     13,094,118
                                                                  ---------
FINANCE 5.7%
BANK 2.4%
Banco Industrial Colombiano ADR.                     106,500      1,451,062
BankAmerica Corp.                                     19,900      1,191,513
Chase Manhattan Corp.                                 21,200      1,295,850
Citicorp*                                             46,300      3,275,725
Mellon Bank Corp.                                      6,500        290,062
Riverbank American Non-cum. Pfd.                      20,000        460,000
Sparbanken Sverige AB+.                               74,000        721,133
West One Bancorp                                      27,700      1,111,463
                                                                  ---------
                                                                  9,796,808
                                                                  ---------
FINANCIAL SERVICE 0.9%
BancTec, Inc.*                                        13,500        290,250
Federal Home Loan Mortgage Corp.                      25,500      1,762,687
Federal National Mortgage Association                  7,500        776,250
Money Store, Inc.                                     14,850        703,519
United Companies Financial Corp.                       5,460        372,645
                                                                  ---------
                                                                  3,905,351
                                                                  ---------
INSURANCE 2.4%
Ace Ltd.*                                             47,300      1,625,938
AMBAC, Inc.                                           17,800        783,200
American Re Corp.*                                    32,300      1,243,550
Chubb Corp.                                            1,800        172,800
Equitable Companies, Inc.                             64,700      1,585,150
Mid Ocean Ltd.*.                                      33,800      1,166,100
Mutual Risk Management Ltd.                           16,100        635,950

The accompanying notes are an integral part of the financial statements.
                                      9

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
-------------------------------------------------------------------------------
                                                                   VALUE
                                                     SHARES       (NOTE 1)
-------------------------------------------------------------------------------
INSURANCE (cont'd)

NAC Re Corp.                                          11,400   $    413,250
National Re Corp.                                     15,400        544,775
Progressive Corp. of Ohio                              4,900        219,275
Safeco Corp.                                          23,400      1,535,625
                                                                  ---------
                                                                  9,925,613
                                                                  ---------
Total Finance                                                    23,627,772
                                                                  ---------
SCIENCE & TECHNOLOGY 14.5%
AEROSPACE 1.5%
Boeing Co.                                            68,600      4,681,950
Honeywell, Inc.                                       14,700        630,263
Ladish Company, Inc.*                                 52,000         15,600
Sequa Corp.*                                          30,000        802,500
                                                                  ---------
                                                                  6,130,313
                                                                  ---------
COMPUTER SOFTWARE & SERVICE 4.3%
Avid Technology, Inc.*                                18,300        786,900
Cheyenne Software, Inc.*                              38,700        774,000
Cisco Systems, Inc.*                                  49,500      3,415,500
Computervision Corp.*                                353,100      4,281,338
Datastream Systems, Inc.*                             13,800        313,950
General Motors Corp. Cl. E                            20,200        919,100
Hyperion Software Corp.*                              12,500        709,375
Intersolv, Inc.*                                      51,700      1,040,462
Mattson Technologies, Inc.*                            8,100        344,250
On Technologies Corp.*                                27,500        481,250
SAP AG ADR+                                           34,300      1,882,213
Shiva Corp.*                                           2,400        147,000
Simware, Inc.*                                         6,700         67,000
Softkey International, Inc.*                          37,600      1,663,800
Spectrum Holobyte, Inc.*                              23,100        291,637
Western Digital Corp.*                                44,800        711,200
                                                                  ---------
                                                                 17,828,975
                                                                  ---------
ELECTRONIC COMPONENTS 2.2%
AMP, Inc.                                             20,000        770,000
BBC Brown Boveri AG*                                     775        897,686
C.P. Clare Corp.*                                     13,200        336,600
Cyrix Corp.*                                          15,000        571,875
Dovatron International, Inc.*                          7,000        242,375
L.M. Ericsson Telephone Co. Cl. B*                    88,000      2,172,494
Thomas & Betts Corp.                                   9,700        626,863
Trident Microsystems, Inc.*                           16,500        358,875
U.S. Order, Inc.*                                     31,300        579,050
VLSI Technology, Inc.*                                69,200      2,370,100
                                                                  ---------
                                                                  8,925,918
                                                                  ---------
ELECTRONIC EQUIPMENT 4.3%
Applied Materials, Inc.*                              22,900   $  2,341,525
Electroglas, Inc.*                                     9,700        660,812
L.M. Ericsson Telephone Co. Cl. B ADR*                99,800      2,445,100
Itron, Inc.*                                          16,600        460,650
Nokia Corp.*                                          38,400      2,693,729
Perkin-Elmer Corp.                                   152,600      5,436,375
Tekelec, Inc.*                                        27,700        623,250
Tektronix, Inc.                                       29,400      1,734,600
Tencor Instruments Inc.*                              15,400        681,450
Tokyo Electronics Ltd.                                22,000        957,242
                                                                  ---------
                                                                 18,034,733
                                                                  ---------
OFFICE EQUIPMENT 2.2%
Broadway & Seymour, Inc.*                             21,200        530,000
Diebold, Inc.                                          3,500        162,312
Filenet Corp.*                                        10,800        477,900
International Business Machines Corp.                 34,500      3,255,938
SCI Systems, Inc.*                                    16,900        583,050
Sequent Computer Systems, Inc.                        20,700        411,412
Xerox Corp.                                           26,000      3,493,750
                                                                  ---------
                                                                  8,914,362
                                                                  ---------
Total Science & Technology                                       59,834,301
                                                                  ---------
UTILITY 2.7%
NATURAL GAS 0.9%
Broken Hill Proprietary Ltd. ADR                      18,000        985,500
Broken Hill Proprietary Ltd.                          74.800      1,031,100
Coastal Corp.                                         46,500      1,563,563
                                                                  ---------
                                                                  3,580,163
                                                                  ---------
TELEPHONE 1.8%
Air Touch Communications, Inc.*                       63,800      1,953,875
Allen Group, Inc.                                     15,000        543,750
NTT Corp.*                                               102        878,361
Southern New England Telecom Corp.                    20,400        721,650
Sprint Corp.*                                         21,400        762,375
Telecom Italia Mobile SPA*                           925,000      1,021,085
Tele Danmark AS Cl. B ADR                              9,750        503,946
Tel-Save Holdings, Inc.*                              16,000        246,000
Vodafone Group PLC                                   200,000        837,415
                                                                  ---------
                                                                  7,468,457
                                                                  ---------
Total Utility                                                    11,048,620
                                                                  ---------
Total Equity Securities (Cost $190,861,182)                     229,201,746
                                                                  ---------
The accompanying notes are an integral part of the financial statements.
                                      10

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                   VALUE
                                                     SHARES       (NOTE 1)
-------------------------------------------------------------------------------
EQUITY SECURITIES--INFLATION RESPONSIVE
  INVESTMENTS 11.0%
BASIC INDUSTRIES 3.6%
CHEMICAL 0.5%
Agrium, Inc.*                                         40,000   $  1,460,000
Arcadian Corp.*                                       23,800        484,925
Mississippi Chemical Corp.                             8,200        172,200
                                                                  ---------
                                                                  2,117,125
                                                                  ---------
FOREST PRODUCT 0.2%
St. Laurent Paperboard, Inc.*@                        45,000        686,333
                                                                  ---------

METAL & MINING 2.9%
Aber Resources Ltd.*                                  60,000        429,375
Birmingham Steel Co.                                  30,000        525,000
Coeur d'Alene Mines Corp.                             20,000        405,000
Crown Resources Corp.*                               125,000        640,625
Cyprus Amax Minerals Co.@                            102,600      2,885,625
Dia Met Minerals Ltd. Cl. A*                           2,000         16,926
Dia Met Minerals Ltd. Cl. B*                          20,000        189,718
Echo Bay Mines Ltd.                                   50,000        543,750
Freeport-McMoRan Copper & Gold, Inc.*                 35,086        899,079
Freeport-McMoRan, Inc.                                50,000        281,250
Gibralter Mines Ltd.                                  30,000        178,557
Great Lakes Minerals, Inc.*                          250,000        186,000
Kinross Gold Corp.*                                   75,000        637,500
Magma Copper Co. Cl. B*                              100,000      1,875,000
Novicourt, Inc.*                                      50,000        204,598
Nucor Corp.                                           10,000        447,500
Rio Algom Ltd.                                        40,000        800,000
Santa Fe Pacific Gold Corp.*                          20,000        252,500
Southernera Resources Ltd.*                          100,000        252,957
TVX Gold, Inc.*                                       70,000        490,000
                                                                  ---------
                                                                 12,140,960
                                                                  ---------
Total Basic Industries                                           14,944,418
                                                                  ---------
CONSUMER CYCLICAL 0.1%
BUILDING 0.1%
Giant Cement Holdings, Inc.*                          50,000        606,250
                                                                  ---------
Total Consumer Cyclical                                             606,250
                                                                  ---------
ENERGY 5.7%
OIL 4.4%
Abacan Resource Corp.*@                              305,900        773,797
Basin Exploration, Inc.*                              20,000        105,000
Box Energy Corp. Cl. B*                               12,500        123,438
Tom Brown Inc.*@                                      73,100        995,987


-------------------------------------------------------------------------------
                                                                   VALUE
                                                     SHARES       (NOTE 1)
-------------------------------------------------------------------------------
OIL (cont'd)

CS Resources Ltd.*                                   100,000   $    669,593
Coda Energy, Inc.*                                    15,100        112,306
Crystal Oil Co.*                                      10,000        297,500
Discovery West Corp.*                                 50,000        154,378
Enserch Exploration, Inc.                              3,700         38,850
Forest Oil Corp.*                                     60,000        150,000
Garnet Resources Corp.*                               25,000         53,125
Gerrity Oil & Gas Corp.*                              70,000        218,750
Global Natural Resources, Inc.*@                     186,200      1,838,725
Intensity Resources Ltd.*                            161,300        378,019
Inverness Petroleum Ltd.*                             30,000        133,920
Morgan Hydrocarbons, Inc.*                           250,000        781,192
Nuevo Energy Co.*@                                    53,200      1,197,000
Optima Petroleum Corp.*                               43,100        123,912
Phoenix Resource Cos., Inc.*                         120,000      4,650,000
Plains Resources Inc.*@                              128,500      1,019,969
Ranger Oil Ltd.*@                                    316,600      1,899,600
Summit Resources Ltd.                                 50,000        455,695
Tatham Offshore, Inc.*                                20,000         42,500
Tipperary Corp.                                       15,300         70,762
Ulster Petroleum Ltd.                                178,000        662,153
United Meridian Corp.*                                27,000        462,375
Wascana Energy, Inc.*                                 50,000        451,045
Clayton Williams Energy, Inc.                         41,498        111,526
                                                                  ---------
                                                                 17,971,117
                                                                  ---------
Oil Service 1.3%
BJ Services Co.*                                       8,000        202,000
Energy Ventures, Inc.*                                55,900      1,299,675
Grant Geophysical, Inc.*                              30,000         63,750
Landmark Graphics Corp.*@                             32,300        910,456
Nabors Industries, Inc.*                              64,800        611,550
Noble Drilling Corp.*                                160,500      1,243,875
Nowsco Well Service Ltd.                              55,000        632,500
Scientific Software-Intercomp Inc.*                   40,000        125,000
Tuboscope Vetco International Corp.*                  50,000        293,750
                                                                  ---------
                                                                  5,382,556
                                                                  ---------
Total Energy                                                     23,353,673
                                                                  ---------
UTILITY 1.6%
NATURAL GAS 1.6%
ENSERCH Corp.@                                       195,800      3,230,700
TransTexas Gas Corp.*@                               183,200      3,320,500
                                                                  ---------
                                                                  6,551,200
                                                                  ---------
Total Utility                                                     6,551,200
                                                                  ---------
Total Equity Securities--Inflation Responsive
  Investments (Cost $40,248,453)                                 45,455,541
                                                                  ---------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)

-------------------------------------------------------------------------------
                                            Principal    Maturity       Value
                                             Amount        Date        (Note 1)
-------------------------------------------------------------------------------
Cash Equivalents  5.0%
General Electric Capital Corp., 5.72%   $13,429,000   10/3/1995    $ 13,429,000
Wal-Mart Stores, Inc., 6.35%              7,361,000   10/2/1995       7,359,702
                                                                     ----------
Total Cash Equivalents (Cost $20,788,702)                            20,788,702
                                                                     ----------
Total Investments (Cost $370,433,020)--100.4%                       414,723,461
Cash and Other Assets, Less Liabilities--(0.4)%                     (1,454,396)
                                                                     ----------
Net Assets--100.0%                                                 $413,269,065
                                                                     ==========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Federal Income Tax Information:
At September 30, 1995, the net unrealized
  appreciation of investments based on cost
  for Federal income tax purposes of
  $371,016,229 was as follows:
Aggregate gross unrealized appreciation for
  all investments in which there is an
  excess of value over tax cost                $ 56,236,967
Aggregate gross unrealized depreciation for
  all investments in which there is an
  excess of tax cost over value                 (12,529,735)
                                                 -----------
                                               $ 43,707,232
                                                 ===========

ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, representing ownership of foreign securities.

*Nonincome-producing securities.

(diamond bullet) Payments of income may be made in cash or in the form of additional securities.

(square bullet) Security is in default.

++Security valued under consistently applied procedures established by the Trustees. Security restricted as to public resale. The total cost and market value of restricted securities owned at September 30, 1995 were $4,762 and $68,342 (0.02% of net assets), respectively.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 1995 were $10,514,838 and $11,120,946 (2.69% of net assets), respectively.

+++15,000 shares of Louisiana Land & Exploration Co., and 34,760 of Swift Energy Co., are considered by the Adviser to be part of Inflation Responsive Investments.

@71,000 shares of Abacan Resource Corp., 14,300 shares of Tom Brown, Inc., 42,600 shares of Cyprus Amax Minerals Co., 21,200 shares of Global Natural Resources, Inc., 14,100 of Landmark Graphics Corp., 22,000 shares of Nuevo Energy Co., 95,800 shares of ENSERCH Corp., 23,700 shares of Plains Resources, Inc., 66,600 shares of Ranger Oil Ltd., 20,000 shares of St. Laurent Paperboard, Inc. and 55,600 shares of Trans Texas Gas Corp. are considered by the Adviser to be part of Equity Securities.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

Forward currency exchange contracts outstanding at September 30, 1995 are as follows:

                                                                       UNREALIZED
                                               TOTAL        CONTRACT  APPRECIATION     DELIVERY
                                               VALUE         PRICE   (DEPRECIATION)      DATE
-----------------------------------------------------------------------------------------------
Sell Australian dollars, buy U.S.
  dollars                                  4,242,306AUD    .73840AUD     $ (67,138)    11/16/95
Sell Australian dollars, buy U.S.
  dollars                                  1,087,701AUD    .73790AUD       (17,757)    11/16/95
Sell Canadian dollars, buy U.S. dollars      535,926CAD    .73551CAD        (4,288)    11/16/95
Sell Canadian dollars, buy U.S. dollars    1,789,588CAD    .73333CAD       (18,227)    11/16/95
Sell Danish krone, buy U.S. dollars        3,460,000DKK    .18605DKK        19,458     10/24/95
Sell Danish krone, buy U.S. dollars       27,121,050DKK    .17973DKK       (19,085)    11/16/95
Sell Danish krone, buy U.S. dollars        6,994,150DKK    .17319DKK       (50,640)    11/16/95
Sell Deutsche marks, buy U.S. dollars      1,880,000DEM    .72490DEM        46,794     10/05/95
Sell Deutsche marks, buy U.S. dollars      4,050,000DEM    .67476DEM      (108,241)    11/16/95
Sell U.S. dollars, buy Deutsche marks        974,600DEM    .67916DEM        21,760     11/16/95
Sell French francs, buy U.S. dollars      20,137,000FRF    .20551FRF        49,410     10/05/95
Sell French francs, buy U.S. dollars       7,550,400FRF    .20804FRF        37,932     10/24/95
Sell French francs, buy U.S. dollars       9,354,500FRF    .20616FRF        29,415     10/24/95
Sell Japanese yen, buy U.S. dollars      237,080,000JPY    .01193JPY       432,232     10/05/95
Sell Japanese yen, buy U.S. dollars      237,080,000JPY    .01166JPY       368,908     10/05/95
Sell Italian lira, buy U.S. dollars      574,193,570ITL    .00062ITL           290     11/16/95
Sell Italian lira, buy U.S. dollars      511,000,000ITL    .00061ITL        (1,654)    11/16/95
Sell Italian lira, buy U.S. dollars      864,900,000ITL    .00061ITL        (6,096)    11/16/95
Sell Pound sterling, buy U.S. dollars      1,381,900GBP   1.53300GBP       (62,604)    11/16/95
Sell Spanish peseta, buy U.S. dollars        100,000ESP    .00810ESP         4,842     11/16/95
Sell Spanish peseta, buy U.S. dollars        127,300ESP    .00785ESP       (25,782)    11/16/95
Sell Spanish peseta, buy U.S. dollars         35,800ESP    .00789ESP        (5,766)    11/16/95
                                                                          ---------
                                                                         $ 623,763
                                                                          =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

-------------------------------------------------------------------------------
Statement of Assets and Liabilities
-------------------------------------------------------------------------------
September 30, 1995 (Unaudited)

ASSETS
Investments, at value (Cost $370,433,020) (Note 1)     $414,723,461
Cash                                                         91,481
Receivable for securities sold                            4,818,508
Interest and dividends receivable                         2,457,939
Receivable for open forward contracts                     1,011,041
Receivable for fund shares sold                             308,768
Receivable from Distributor (Note 3)                         94,031
Other assets                                                 60,790
                                                         -----------
                                                        423,566,019
LIABILITIES
Payable for securities purchased                          8,765,983
Payable for open forward contracts                          387,278
Accrued transfer agent and shareholder services
  (Note 2)                                                  278,240
Accrued management fee (Note 2)                             256,168
Accrued distribution fee (Note 5)                           192,502
Payable for fund shares redeemed                            168,813
Dividends payable                                            83,794
Accrued trustees' fees (Note 2)                               5,860
Other accrued expenses                                      158,316
                                                         -----------
                                                         10,296,954
                                                         -----------
NET ASSETS                                             $413,269,065
                                                         ===========
Net Assets consist of:
 Undistributed net investment income                   $  1,805,828
 Unrealized appreciation of investments                  44,290,441
 Unrealized appreciation of forward contracts
   and foreign currency                                     622,636
 Accumulated net realized gain                            1,490,516
 Shares of beneficial interest                          365,059,644
                                                         -----------
                                                       $413,269,065
                                                         ===========
Net Asset Value and redemption price per share of
  Class A shares ($195,652,373 (division sign)
  19,751,317 shares
  of beneficial interest)                                      $9.91
                                                         ===========
Maximum Offering Price per share of Class A shares
  ($9.91 (division sign) .955)                                $10.38
                                                         ===========
Net Asset Value and offering price per share of
  Class B shares ($172,687,550 (division sign)
  17,481,988 shares
  of beneficial interest)*                                     $9.88
                                                         ===========
Net Asset Value, offering price and redemption price
 per share of Class C shares
  ($31,487,041 (division sign)
  3,177,350 shares of beneficial interest)                     $9.91
                                                         ===========
Net Asset Value and offering price per share of
  Class D shares ($13,442,101 (divisiosn sign)
  1,359,435 shares of
  beneficial interest)*                                        $9.89
                                                         ===========

-------------------------------------------------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

INVESTMENT INCOME
Interest, net of foreign taxes of $12,296              $ 5,642,744
Dividends, net of foreign taxes of $67,358               1,805,895
                                                         ---------
                                                         7,448,639
EXPENSES
Management fee (Note 2)                                  1,487,361
Transfer agent and shareholder services (Note 2)           566,032
Custodian fee                                              182,583
Distribution fee--Class A (Note 5)                         238,089
Distribution fee--Class B (Note 5)                         820,279
Distribution fee--Class D (Note 5)                          65,801
Reports to shareholders                                     47,739
Audit fee                                                   29,917
Trustees' fees (Note 2)                                     12,762
Registration fees                                           12,586
Miscellaneous                                               21,508
                                                         ---------
                                                         3,484,657
Expenses borne by the Distributor (Note 3)                (377,339)
                                                         ---------
                                                         3,107,318
                                                         ---------
Net investment income                                    4,341,321
                                                         ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS, FOREIGN CURRENCY
  AND FORWARD CONTRACTS
Net realized gain on investments (Notes 1 and 4)        14,467,783
Net realized loss on forward contracts and foreign
  currency (Note 1)                                       (221,880)
                                                         ---------
  Total net realized gain                               14,245,903
                                                         ---------
Net unrealized appreciation of investments              31,856,694
Net unrealized appreciation of forward contracts
  and foreign currency                                   1,047,590
                                                         ---------
  Total net unrealized appreciation                     32,904,284
                                                         ---------
Net gain on investments, foreign currency and
  forward contracts                                     47,150,187
                                                         ---------
Net increase in net assets resulting from
  operations                                           $51,491,508
                                                         =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                   SIX MONTHS
                                      ENDED
                                  SEPTEMBER 30,     YEAR ENDED
                                      1995           MARCH 31,
                                   (UNAUDITED)         1995
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income             $  4,341,321     $  9,683,302
Net realized gain (loss) on
  investments, foreign
  currency and forward
  contracts*                        14,245,903      (14,798,019)
Net unrealized appreciation
  of investments, foreign
  currency and forward
  contracts                         32,904,284       10,188,263
                                   ------------      -----------
Net increase resulting from
  operations                        51,491,508        5,073,546
                                   ------------      -----------
Dividends from net investment income:
 Class A                            (1,987,845)      (3,550,468)
 Class B                            (1,128,933)      (1,701,801)
 Class C                              (348,565)        (551,533)
 Class D                               (88,268)        (145,276)
                                   ------------      -----------
                                    (3,553,611)      (5,949,078)
                                   ------------      -----------
Distribution from net realized gains:
 Class A                                  --         (2,686,125)
 Class B                                  --         (1,571,333)
 Class C                                  --           (352,065)
 Class D                                  --           (134,219)
                                   ------------      -----------
                                          --         (4,743,742)
                                   ------------      -----------
Net increase (decrease) from
  fund share transactions
  (Note 6)                          (6,852,005)      99,996,131
                                   ------------      -----------
Total increase in net assets        41,085,892       94,376,857
NET ASSETS
Beginning of period                372,183,173      277,806,316
                                   ------------      -----------
End of period (including
  undistributed net
  investment income of
  $1,805,828 and $1,018,118,
  respectively)                   $413,269,065     $372,183,173
                                   ============      ===========
* Net realized gain (loss)
  for Federal income tax
  purposes
  (Note 1)                        $  5,349,508     $ (2,823,098)
                                   ============      ===========

-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
September 30, 1995
Note 1


State Street Research Managed Assets, formerly MetLife-State Street Research Managed Assets (the "Fund") is a series of State Street Research Income Trust, formerly MetLife-State Street Income Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in December, 1988. The Trust consists presently of two separate funds: State Street Research Managed Assets and State Street Research High Income Fund.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.


A. INVESTMENT VALUATION

Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

The accompanying notes are integral part of the financial statements.

-------------------------------------------------------------------------------
STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------
NOTES (cont'd)
-------------------------------------------------------------------------------
B. FORWARD CONTRACTS AND FOREIGN CURRENCIES

The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

E. DIVIDENDS

Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gains and losses and wash sale deferrals.

F. FEDERAL INCOME TAXES

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At March 31, 1995, the Fund had a capital loss carryforward of $2,823,098 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on March 31, 2003.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1994 through March 31, 1995, the Fund incurred net capital losses of approximately $9,217,000 and intends to defer and treat such losses as arising in the fiscal year ending March 31, 1996.

NOTE 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1995, the fees pursuant to such agreement amounted to $1,487,361.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 1995, the amount of such expenses was $169,958.

The fees of the Trustees not currently affiliated with the Adviser amounted to $12,762 during the six months ended September 30, 1995.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended September 30, 1995, the amount of such expenses assumed by the Distributor and its affiliates was $377,339.

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE 4

For the six months ended September 30, 1995, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, aggregated $199,650,105 and $214,273,107 (including $48,411,341 and
$58,423,561 of U.S. Government obligations), respectively.

NOTE 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1995, fees pursuant to such plan amounted to $238,089, $820,279 and $65,801 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $45,009 and $281,853, respectively, on sales of Class A shares of the Fund during the six months ended September 30, 1995, and that MetLife Securities, Inc. earned commissions aggregating $442,721 and $2,074 on sales of Class B and Class D shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $121, $282,751 and $1,499 on redemptions of Class A, Class B and Class D shares, respectively, during the same period.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At September 30, 1995, Metropolitan owned 23,306 Class A shares and 59,315 Class D shares of the Fund and the Distributor owned one Class A share of the Fund.

Share transactions were as follows:

                                              SIX MONTHS ENDED
                                             SEPTEMBER 30, 1995               YEAR ENDED
                                                (UNAUDITED)                 MARCH 31, 1995
                                          -------------------------   ---------------------------
CLASS A                                    SHARES        AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                               1,352,609   $ 12,795,809     6,602,965    $ 57,372,536
Issued upon reinvestment of:
 Dividends from net investment income       197,053      1,897,840       392,651       3,377,080
 Distribution from net realized gains        --            --            297,451       2,584,847
Shares repurchased                       (2,496,200)   (23,493,056)   (5,156,516)    (44,295,455)
                                           --------      ---------      --------      -----------
Net increase (decrease)                    (946,538)  $ (8,799,407)    2,136,551    $ 19,039,008
                                           ========      =========      ========      ===========

 CLASS B                                   SHARES        AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                               1,618,382   $ 15,311,626    10,279,851    $ 88,909,733
Issued upon reinvestment of:
 Dividends from net investment income       114,205      1,096,446       189,138       1,630,253
 Distribution from net realized gains        --            --            176,093       1,524,943
Shares repurchased                       (1,673,923)   (15,759,738)   (2,549,340)    (21,785,748)
                                           --------      ---------      --------      -----------
Net increase                                 58,664   $    648,334     8,095,742    $ 70,279,181
                                           ========      =========      ========      ===========

 CLASS C                                   SHARES        AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                                 589,230      5,577,434     1,583,387    $ 13,778,442
Issued upon reinvestment of:
 Dividends from net investment income        36,163        348,477        63,889         549,690
 Distribution from net realized gains        --            --             40,418         351,228
Shares repurchased                         (391,813)    (3,695,423)   (1,139,442)     (9,788,334)
                                           --------      ---------      --------      -----------
Net increase                                233,580      2,230,488       548,252    $  4,891,026
                                           ========      =========      ========      ===========

 CLASS D                                   SHARES        AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                                 138,017   $  1,332,265       844,434    $  7,326,800
 Dividends from net investment income         8,162         78,334        14,873         128,335
 Distribution from net realized gains        --            --             14,278         123,793
Shares repurchased                         (247,028)    (2,342,019)     (209,961)     (1,792,012)
                                           --------      ---------      --------      -----------
Net increase (decrease)                    (100,849)  $   (931,420)      663,624    $  5,786,916
                                           ========      =========      ========      ===========

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
For a share outstanding throughout each period.

                                                                                      Class A
                                                          -----------------------------------------------------------------------
                                                            Six months
                                                               ended
                                                            September 30,                     Year ended March 31
                                                               1995          ---------------------------------------------------
                                                           (Unaudited)***    1995         1994        1993      1992        1991
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 8.76          $ 8.94        $ 8.94     $  8.22    $ 7.61     $7.81
Net investment income*                                          .12             .27           .22         .27       .37       .44
Net realized and unrealized gain (loss) on
  investments  and forward contracts                           1.13            (.14)          .72        1.01       .62      (.14)
Dividends from net investment income                           (.10)           (.17)         (.22)       (.25)     (.38)     (.41)
Distributions from net realized gains                            --            (.14)         (.72)       (.31)       --      (.09)
                                                                               ----          ----        ----                ----
Net asset value, end of period                               $ 9.91          $ 8.76        $ 8.94     $  8.94    $ 8.22     $ 7.61
                                                             ======          ======        ======     =======    ======     ======
Total return                                                  14.31%+++        1.52%+       10.96%+     16.54%+   13.29%+   4.06%+
Net assets at end of period (000s)                          $195,652        $181,358      $166,011     $93,537    $78,483   $64,139
Ratio of operating expenses to average net assets*             1.25%++         1.25%         1.25%       1.25%     1.25%      1.25%
Ratio of net investment income to average net assets*          2.51%++         3.11%         2.75%       3.26%     4.60%      5.78%
Portfolio turnover rate                                       52.87%          89.58%       105.17%     142.86%    97.76%     68.08%
*Reflects voluntary assumption of fees
  or expenses per share in each period (Note 3)              $  .01          $  .03        $  .02     $   .02    $  .02     $   .02


                                  CLASS B                            CLASS C                              CLASS D
                       -------------------------------- ------------------------------------ -------------------------------------
                       SIX MONTHS                        SIX MONTHS                            SIX MONTHS
                         ENDED                              ENDED                                  ENDED
                       SEPTEMBER 30,                     SEPTEMBER 30,                          SEPTEMBER 30,
                          1995           YEAR ENDED         1995            YEAR ENDED             1995        YEAR ENDED
                       (UNAUDITED)   MARCH 31, 1995 1994 (UNAUDITED)***  MARCH 31, 1995 1994**  (UNAUDITED) MARCH 31, 1995* 1994**
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                 $8.74        $8.92     $8.78       $8.77         $8.95       $8.78      $8.75       $8.93   $8.78
Net investment income*        .08          .20       .16         .13           .29         .21        .08         .20     .16
Net realized and
 unrealized gain (loss)
 on investments and
 forward contracts           1.13         (.13)      .39        1.12          (.14)        .43       1.12       (.13)     .40
 Dividends from net
  investment income          (.07)        (.11)     (.18)       (.11)         (.19)       (.24)      (.06)      (.11)    (.18)
Distributions from net
  realized gains               --         (.14)     (.23)         --          (.14)        (.23)       --       (.14)    (.23)
                            -----        -----     -----       -----         -----         -----    -----       -----    -----
Net asset value, end of
  period                    $9.88        $8.74     $8.92       $9.91         $8.77         $8.95    $9.89       $8.75    $8.93
                            =====        =====     =====       =====         =====         =====    =====       =====     =====
 Total return               13.81%+++     0.82%+    6.26%+++   14.32%+++      1.77%+       7.27%+++ 13.78%+++  0.82%+      6.31%+++
Net assets at end of
  period (000s)          $172,688     $152,251    $83,244    $31,487       $25,803      $21,434   $13,442    $12,772    $7,117
Ratio of operating
  expenses to average net
  assets*                   2.00%++       2.00%     2.00%++     1.00%++       1.00%     1.00%++     2.00%++    2.00%      2.00%++
Ratio of net investment
  income to average net
  assets*                   1.75%++       2.38%     2.03%++     2.74%++       3.37%     3.03%++     1.77%++    2.39%      2.03%++
Portfolio turnover rate    52.87%        89.58%   105.17%      52.87%        89.58%   105.17%      52.87%      9.58%    105.17%

*Reflects voluntary
  assumption of fees or
  expenses per share in
  each period (Note 3)    $  .01        $  .03   $   .03      $  .01        $  .03   $   .02      $  .01      $  .03  $   .03
-----------------------------------------------------------------------------------------------------------------------------------

++Annualized.

**June 1, 1993 (commencement of share class designations) to March 31, 1994.

***Per-share figures have been calculated using the average shares method.

+Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

STATE STREET RESEARCH MANAGED ASSETS
-------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST

FUND INFORMATION
Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

DISTRIBUTOR
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

SHAREHOLDER SERVICES
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

CUSTODIAN
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Goodwin, Procter & Hoar
Exchange Place
Boston, MA 02109

OFFICERS

RALPH F. VERNI
Chairman of the Board,
President and
Chief Executive Officer

BARLETT R. GEER
Vice President

JOHN H. KALLIS
Vice President

MICHAEL R. YOGG
Vice President

GERARD P. MAUS
Treasurer

JOSEPH W. CANAVAN
Assistant Treasurer

DOUGLAS A. ROMICH
Assistant Treasurer

FRANCIS J. MCNAMARA, III
Secretary and General Counsel

DARMAN A. WING
Assistant Secretary and
Assistant General Counsel

AMY L. SIMMONS
Assistant Secretary

TRUSTEES

RALPH F. VERNI
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

EDWARD M. LAMONT
Formerly in banking (Morgan Guaranty Trust Company of New York); presently engaged in private investments and civic affairs

ROBERT A. LAWRENCE
Partner, Saltonstall & Co.

DEAN O. MORTON
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

THOMAS L. PHILLIPS
Retired; formerly Chairman of the Board and Chief Executive
Officer, Raytheon Company

TOBY ROSENBLATT
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

MICHAEL S. SCOTT MORTON
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts Institute of Technology

JEPTHA H. WADE
Retired; formerly Of Counsel, Choate, Hall & Stewart

[Back cover]

State Street Research Managed Assets
One Financial Center
Boston, MA 02111

Bulk Rate
U.S. Postage
PAID
Brockton, MA
Permit No. 600

Questions? Comments?

Call us at 1-800-562-0032, or write us at:
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408

[State Street Research logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

CONTROL NUMBER: 2790-951121(1296)SSR-LD Cover Illustration by Dorothy Cullinan HI-273D-1195